First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
SENIOR LOANS (a) - 102.0%

Advertising - 1.9%
MH Sub I / Indigo / WebMD Health (fka Micro holdings / Internet Brands), 2023 May Incremental Term Loan - First Lien
(SOFR 1 month + 4.25%), 9.58%, 5/3/2028	6,961,444	6,928,203
New Insight Holdings Inc. (Research Now/Dynata/Survey Sampling), Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 11.07%, 12/20/2024	4,908,567	2,962,026
WH Borrower, LLC (aka WHP Global), 2023-1 Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 10.82%, 2/15/2027‡	1,985,000	1,987,481
WH Borrower, LLC (aka WHP Global), Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 10.82%, 2/15/2027	2,947,500	2,941,988
		14,819,698
Aerospace & Defense - 1.5%
Chromalloy, Term Loan B - First Lien
3/21/2031‡(b)	3,000,000	2,994,990
HDT Holdco, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.75% Floor), 11.32%, 7/8/2027	2,677,215	1,616,382
MAG DS Corp., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.90%, 4/1/2027‡ (c)(d)	1,978,341	1,899,207
New Constellis Borrower LLC, Extended Term B Loan - First Lien
(SOFR 3 month + 7.75%, 1.00% Floor), 13.31%, 9/27/2025	2,971,871	2,888,288
Peraton Corp., Term B Loan - First Lien
(SOFR 1 month + 3.75%, 0.75% Floor), 9.18%, 2/1/2028 (b)	2,402,653	2,405,104
		11,803,971
Agricultural & Farm Machinery - 0.1%
Hydrofarm Holdings Group, Inc., Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 10.94%, 10/25/2028‡ (c)(d)	1,181,279	974,555

Air Freight & Logistics - 0.5%
LaserShip, Inc., Initial Loan - Second Lien
(SOFR 3 month + 7.50%, 0.75% Floor), 13.07%, 5/7/2029	1,000,000	828,000
LaserShip, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 4.50%, 0.75% Floor), 10.07%, 5/7/2028	2,984,694	2,788,450
		3,616,450
Airlines - 0.7%
AAdvantage Loyalty IP Ltd., Initial Term Loan - First Lien
(SOFR 3 month + 4.75%, 0.75% Floor), 10.33%, 4/20/2028	4,250,000	4,420,892
American Airlines, Inc., Initial Term Loan - First Lien
(SOFR 6 month + 3.50%), 8.77%, 6/4/2029	1,000,000	1,004,375
		5,425,267
Alternative Carriers - 0.4%
Zayo Group Holdings, Inc., 2022 Incremental Term Loan - First Lien
(SOFR 1 month + 4.33%, 0.50% Floor), 9.66%, 3/9/2027	2,984,772	2,684,832

Apparel Retail - 0.3%
Lids Holdings, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.98%, 12/14/2026‡ (c)	2,217,438	2,211,894

Apparel, Accessories & Luxury Goods - 1.5%
Outerstuff LLC, 2023 Extended Closing Date Loan - First Lien
(SOFR 3 month + 8.50%, 2.50% Floor), 14.07%, 12/31/2027‡	7,887,038	7,275,792
Rachel Zoe, Inc., Tranche A Loan - First Lien
(SOFR 3 month + 7.66%, 3.00% Floor), 13.01%, 10/9/2026‡ (c)(d)(e)	1,180,707	1,160,753
TR Apparel, LLC, Term Loan - First Lien
(SOFR 1 month + 8.00%, 2.00% Floor), 13.33%, 6/21/2027‡ (c)(d)(e)	3,240,489	3,240,489
		11,677,034

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)

Application Software - 8.2%
Apex Analytix, Inc. (Montana Buyer, Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 5.75%, 0.75% Floor), 11.08%, 7/22/2029‡ (c)(e)	2,661,957	2,608,717
Apex Analytix, Inc. (Montana Buyer, Inc.), Revolving Credit Loan - First Lien
(PRIME 3 month + 4.75%), 13.25%, 7/22/2028‡ (c)(e)	43,478	42,609
AppHub LLC, Delayed Draw Tem Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 11.73%, 9/29/2028‡ (c)(e)	166,285	166,285
AppHub LLC, Term Loan - First Lien
(SOFR 6 month + 5.50%, 1.00% Floor), 10.93%, 9/29/2028‡ (c)(d)(e)	2,675,011	2,675,011
AppLovin Corp., Initial Term Loan 2024 - First Lien
(SOFR 1 month + 2.50%, 0.50% Floor), 7.83%, 8/16/2030 (b)	4,997,494	5,000,617
Apryse Software Corp. (PDFTron Systems Inc.), 2022-1 Incremental Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.81%, 7/15/2027‡ (c)(d)(e)	3,430,000	3,404,275
Apryse Software Corp. (PDFTron Systems Inc.), 2024-1 Incremental Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.82%, 7/15/2027‡ (c)(d)(e)	1,825,523	1,811,832
Apryse Software Corp. (PDFTron Systems Inc.), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.81%, 7/15/2027‡ (c)(d)(e)	354,411	351,753
Apryse Software Corp. (PDFTron Systems Inc.), Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.81%, 7/15/2027‡ (c)(d)(e)	1,094,174	1,085,967
Boxer Parent Company Inc., 2028 Extended Dollar Term Loan - First Lien
(SOFR 1 month + 4.25%), 9.58%, 12/29/2028	2,991,091	3,013,838
E2open, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 3.50%, 0.50% Floor), 8.94%, 2/4/2028	994,890	997,273
EagleView Technology Corp., Term Loan - First Lien
(SOFR 3 month + 3.50%), 9.11%, 8/14/2025 (b)	3,901,511	3,798,745
Enverus Holdings, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 5.50%, 0.75% Floor), 10.83%, 12/24/2029‡ (c)	3,848,134	3,838,513
Flexera Software LLC (fka Flexera Software, Inc.), Term B-1 Loan - First Lien
(SOFR 1 month + 3.75%, 0.75% Floor), 9.19%, 3/3/2028	994,819	998,206
Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories), Initial Dollar Term Loan 2020 - First Lien
(SOFR 1 month + 4.00%, 0.75% Floor), 9.44%, 12/1/2027	997,429	1,001,524
Help/Systems Holdings, Inc. (Fortra), Term Loan - First Lien
(SOFR 1 month + 4.00%, 0.75% Floor), 9.43%, 11/19/2026	994,819	964,601
Instructure Holdings, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 2.75%, 0.50% Floor), 8.68%, 10/30/2028	1,994,911	1,997,405
Mitchell International, Inc., Amendment No. 2 Term Loan - First Lien
(SOFR 1 month + 3.75%), 9.19%, 10/15/2028	1,375,140	1,377,258
Precisely (Pearl Debt Merger Sub 1 Inc.), Third Amendment Term Loan - First Lien
(SOFR 3 month + 4.00%, 0.75% Floor), 9.59%, 4/24/2028	1,969,773	1,974,905
QuickBase Inc. (Quartz Holding Company), Term Loan Retired 2024 - First Lien
(SOFR 1 month + 3.75%), 9.16%, 4/2/2026‡ (c)	4,000,000	3,997,600

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
RealPage Inc. (MIRASOL Merger Sub 2020), Initial Term Loan - First Lien
(SOFR 1 month + 3.00%, 0.50% Floor), 8.44%, 4/24/2028	4,974,490	4,846,322
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.68%, 11/17/2028‡ (c)(d)(e)	3,271,094	3,205,672
Solera Holdings Inc. (Polaris Newco), Dollar Term Loan - First Lien
(SOFR 3 month + 4.00%, 0.50% Floor), 9.57%, 6/2/2028	4,974,365	4,932,008
Sunshine Software Merger Sub Inc. (Cornerstone OnDemand), Initial Term Loan - First Lien
(SOFR 1 month + 3.75%, 0.50% Floor), 9.19%, 10/16/2028	994,924	977,931
TMA Buyer, LLC, Delayed Draw Term Loan - First Lien
(SOFR 1 month + 7.25%, 1.00% Floor), 12.68%, 9/30/2027‡ (c)(e)	145,979	135,395
TMA Buyer, LLC, Term Loan - First Lien
(SOFR 3 month + 7.25%, 1.00% Floor), 12.71%, 9/30/2027‡ (c)(d)(e)	1,226,415	1,137,500
Upland Software, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 3.75%), 9.18%, 8/6/2026 (b)	4,032,331	3,850,876
Veracode (Mitnick Corp. Purchaser Inc.), Initial Term Loan - First Lien
(SOFR 3 month + 4.50%, 0.50% Floor), 9.91%, 5/2/2029	2,955,000	2,828,807
		63,021,445
Asset Management & Custody Banks - 1.3%
Advisor Group Holdings Inc. (Osaic Holdings), Term B-2 Loan - First Lien
(SOFR 1 month + 4.50%), 9.83%, 8/17/2028	2,992,500	3,007,642
Apella Capital LLC, Initial Term Loan - First Lien
(PRIME 3 month + 5.50%), 14.00%, 3/1/2029‡ (c)(d)(e)	1,270,000	1,246,187
Apella Capital LLC, Revolving Loan - First Lien
(PRIME 3 month + 5.50%), 14.00%, 3/1/2029‡ (c)(e)	200,000	196,250
Oak Point Partners, LLC, Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.68%, 12/1/2027‡ (c)(d)(e)	2,508,441	2,483,357
Orion Group Holdco, LLC, First Amendment Incremental Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.56%, 3/19/2027‡ (c)(d)(e)	886,958	886,958
Orion Group Holdco, LLC, First Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.56%, 3/19/2027‡ (c)(d)(e)	2,153,721	2,153,721
		9,974,115
Auto Parts & Equipment - 3.7%
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.68%, 12/19/2025 ‡(c)(d)(e)	1,408,664	1,408,665
(PRIME 1 month + 5.25%), 13.75%, 12/19/2025‡ (c)(d)(e)	3,557	3,557
Hertz Corp., The, 2023 Incremental Term Loan - First Lien
(SOFR 1 month + 3.75%), 9.08%, 6/30/2028	11,377,528	11,084,556
Hertz Corp., The, Initial Term B Loan - First Lien
(SOFR 1 month + 3.25%), 8.69%, 6/30/2028	3,719,072	3,606,979
Hertz Corp., The, Initial Term C Loan - First Lien
(SOFR 1 month + 3.25%), 8.69%, 6/30/2028	720,722	698,999
Power Stop, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 4.75%, 0.50% Floor), 10.19%, 1/26/2029	12,358,542	11,318,324
		28,121,080

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Automotive Retail - 0.7%
Rising Tide Holdings, Inc., FILO Loan - First Lien
(SOFR 1 month + 9.00%, 3.00% Floor), 14.33%, 6/1/2026‡ (c)(e)	5,500,000	5,500,000

Brewers - 0.7%
City Brewing Company, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 3.50%, 0.75% Floor), 9.08%, 4/5/2028	6,964,286	5,468,845

Broadcasting - 1.5%
A-L Parent LLC (Learfield), 2023 Term Loan - First Lien
(SOFR 1 month + 5.50%, 2.00% Floor), 10.83%, 6/30/2028	789,480	788,245
Allen Media, LLC, Initial Term Loan 2021 - First Lien
(SOFR 3 month + 5.50%), 10.96%, 2/10/2027	1,959,177	1,717,336
Terrier Media Buyer Inc. (Cox Media Group), 2021 Term B Loan - First Lien
(SOFR 3 month + 3.50%), 8.91%, 12/17/2026	10,000,000	8,745,550
		11,251,131
Casinos & Gaming - 3.5%
Caesars Entertainment Inc., Term B1 - First Lien
(SOFR 3 month + 2.75%), 8.04%, 1/24/2031	15,000,000	15,030,450
Golden Nugget, Inc. (Fertitta Enterntainment), Initial B Term Loan - First Lien
(SOFR 1 month + 4.00%, 0.50% Floor), 9.33%, 1/27/2029	994,323	997,847
J&J Ventures Gaming, LLC, 2023 Delayed Draw Term Commitment (Montana) - First Lien
(SOFR 1 month + 4.25%), 9.69%, 4/26/2028	2,000,000	1,985,000
J&J Ventures Gaming, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.00%, 0.75% Floor), 9.44%, 4/26/2028	2,992,828	2,973,180
Jack Ohio Finance (Jack Entertainment), Initial Term Loan - First Lien
(SOFR 1 month + 4.75%, 0.75% Floor), 10.19%, 10/4/2028	983,914	985,882
Ontario Gaming GTA LP (One Toronto), Term B Loan - First Lien
(SOFR 3 month + 4.25%, 0.50% Floor), 9.56%, 8/1/2030 (b)	5,000,000	5,023,225
		26,995,584
Commercial Printing - 0.3%
Anthology / Blackboard (Astra AcquisitionCorp.; BruinMergerCoInc.), Term B Loan - First Lien
(SOFR 3 month + 5.25%, 0.50% Floor), 10.86%, 10/25/2028 (d)	5,000,000	2,118,750
		2,118,750
Commodity Chemicals - 0.7%
A&A Global Imports, LLC, First Out Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor, 6.50% PIK), 11.96%, 6/1/2026‡ (c)(d)(e)	870,095	870,095
A&A Global Imports, LLC, Last Out Term Loan - First Lien
(SOFR 3 month + 8.50%, 1.00% Floor, 8.50% PIK), 13.96%, 6/1/2026‡ (c)(d)(e)	968,338	222,718
A&A Global Imports, LLC, New Revolving Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.94%, 6/1/2026‡ (c)(e)	4,334	4,334
Ineos US Finance LLC, 2031 Dollar Term Loan - First Lien
(SOFR 1 month + 3.75%), 9.08%, 2/7/2031	1,000,000	1,002,500
USALCO, LLC, Second Amendment Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.56%, 10/19/2027‡ (c)(d)(e)	202,225	202,225
USALCO, LLC, Term Loan A - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.57%, 10/19/2027‡ (c)(d)(e)	2,932,776	2,932,775
		5,234,647

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Communications Equipment - 1.1%
SonicWALL Inc., 2023 Term Loan - First Lien
(SOFR 3 month + 5.00%, 0.50% Floor), 10.42%, 5/18/2028	4,951,654	4,926,896
SonicWALL Inc., Initial Term Loan - Second Lien
(SOFR 3 month + 7.50%), 12.96%, 5/18/2026	3,855,000	3,536,269
		8,463,165
Construction & Engineering - 0.8%
Amentum Government Services Holdings LLC (AECOM Technology Corp.), Tranche 2 Term Loan - Second Lien
(SOFR 1 month + 7.50%, 0.75% Floor), 12.93%, 2/15/2030‡	2,000,000	2,020,000
Amentum Government Services Holdings LLC (AECOM Technology Corp.), Tranche 3 Term Loan - First Lien
(SOFR 1 month + 4.00%, 0.50% Floor), 9.33%, 2/15/2029	1,965,000	1,971,956
RL James, Inc. (HH Restore Acquisition, Inc.), Closing Date Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 11.43%, 12/15/2028‡ (c)(d)(e)	956,507	938,572
TriStrux, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 7.15%, 12/23/2026‡ (c)(d)(e)	316,922	285,230
TriStrux, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.46%, 12/23/2026‡ (c)(d)(e)	903,409	813,068
TriStrux, LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 8.99%, 12/23/2026‡ (c)(e)	316,385	284,747
		6,313,573
Construction Machinery & Heavy Trucks - 0.9%
AI Mistral Luxembourg Subco Sarl (V. Group), 2022 Extended Term B Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 11.33%, 9/30/2025	6,981,960	7,139,054

Distributors - 0.5%
Highline Aftermarket Acquisition, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.50%, 0.75% Floor), 9.93%, 11/9/2027‡	932,984	937,070
Project Castle, Inc. (Material Handling Systems Inc./MHS/Deliver Buyer), Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 10.83%, 6/1/2029	2,984,848	2,718,705
		3,655,775
Diversified Chemicals - 1.1%
Project Cloud Holdings, LLC (AgroFresh Inc.), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.93%, 3/31/2029‡ (c)(d)(e)	2,719,809	2,665,413
Project Cloud Holdings, LLC (AgroFresh Inc.), Incremental Revolver - First Lien
3/31/2029‡ (b)(c)(e)	164,673	161,379
Project Cloud Holdings, LLC (AgroFresh Inc.), Initial USD Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.93%, 3/31/2029‡ (c)(d)(e)	2,447,034	2,398,093
Project Cloud Holdings, LLC (AgroFresh Inc.), Pace Incremental Term Loan - First Lien
(PRIME 3 month + 5.25%), 14.75%, 3/31/2029‡ (c)(e)	1,212,581	1,188,330
Project Cloud Holdings, LLC (AgroFresh Inc.), Replacement Term Loan - First Lien
(PRIME 3 month + 5.25%), 14.75%, 3/31/2029‡ (c)(e)	1,723,426	1,688,957
		8,102,172
Diversified Metals & Mining - 0.1%
Form Technologies (Dynacast), Last Out Term Loan - First Lien
(SOFR 3 month + 9.00%, 1.00% Floor), 14.44%, 10/22/2025 (d)	284,200	208,413
Form Technologies (Dynacast), Term B Loan - First Lien
(SOFR 3 month + 4.75%, 1.00% Floor), 9.94%, 7/22/2025 (d)	322,628	308,916
		517,329

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Diversified Support Services - 0.6%
AMCP Clean Acquisition Co., LLC (PureStar), Term Loan - First Lien
(SOFR 3 month + 5.00%, 0.50% Floor), 10.33%, 6/10/2028 (c)(d)	4,444,444	4,422,222

Education Services - 1.4%
American Public Education, Initial Term Loan - First Lien
(SOFR 1 month + 5.50%, 0.75% Floor), 10.94%, 9/1/2027‡	1,719,711	1,707,888
Cengage Learning Acquisitions, Inc., Term Loan B - First Lien
(SOFR 1 month + 4.50%, 1.00% Floor), 9.58%, 3/15/2031	3,000,000	3,000,465
Point Quest Acquisition, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.49%, 8/14/2028‡ (c)(d)(e)	5,106,961	5,106,961
Point Quest Acquisition, LLC, Revolving Credit Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 11.47%, 8/14/2028‡ (c)(e)	943,641	943,640
		10,758,954
Electronic Equipment & Instruments - 0.1%
VeriFone Systems, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 4.00%), 9.59%, 8/20/2025	994,751	884,711

Electronic Manufacturing Services - 1.4%
Creation Technologies Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 11.09%, 10/5/2028‡	4,987,310	4,862,627
Natel Engineering Company, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.69%, 4/30/2026 (d)	6,859,583	6,106,744
		10,969,371
Environmental & Facilities Services - 0.9%
Belfor Holdings Inc., Initial Tranche B-1 Term Loan - First Lien
(SOFR 1 month + 3.75%), 9.08%, 11/1/2030	939,271	945,142
EnergySolutions (Energy Capital Partners), Initial Term Loan - First Lien
(SOFR 3 month + 4.00%), 9.31%, 9/20/2030	2,985,000	2,999,373
SR Landscaping, LLC, Closing Date Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.68%, 10/30/2029‡ (c)(d)(e)	2,695,232	2,654,803
SR Landscaping, LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.68%, 10/30/2029‡ (c)(e)	44,511	43,843
		6,643,161
Food Distributors - 0.6%
United Natural Foods, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 3.25%), 8.58%, 10/22/2025	4,813,433	4,816,345

Health Care Equipment - 0.8%
Carestream Dental Equipment Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 3 month + 0.00%, 1.00% Floor), 5.57%, 9/1/2024	5,956,572	5,202,082
Carestream Dental Equipment Inc., Tranche B Term Loan - First Lien
(SOFR 3 month + 0.00%, 0.50% Floor), 5.57%, 9/1/2024	965,823	843,082
		6,045,164

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Facilities - 1.5%
ConvenientMD (CMD Intermediate Holdings, Inc.), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.72%, 6/9/2027‡ (c)(e)	324,844	298,856
ConvenientMD (CMD Intermediate Holdings, Inc.), Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.74%, 6/9/2027‡ (c)(d)(e)	1,706,250	1,569,750
ConvenientMD (CMD Intermediate Holdings, Inc.), Revolving Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.72%, 6/9/2027‡ (c)(e)	40,000	36,800
Quorum Health Resources (QHR), 2023 Incremental Term Loan - First Lien
(SOFR 6 month + 6.25%), 11.68%, 5/28/2027‡ (c)(d)(e)	1,985,000	1,960,188
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan - First Lien
(SOFR 6 month + 6.25%), 11.68%, 5/28/2027‡ (c)(d)(e)	1,985,000	1,960,187
Quorum Health Resources (QHR), Term Loan - First Lien
(SOFR 6 month + 5.75%, 1.00% Floor), 11.29%, 5/28/2027‡ (c)(d)(e)	1,048,989	1,025,387
RegionalCare Hospital Partners Holdings Inc. (Lifepoint Health), 2023 Refinancing Term Loan - First Lien
(SOFR 3 month + 5.50%), 11.09%, 11/16/2028	5,000,000	5,019,200
		11,870,368
Health Care Services - 12.1%
Air Methods Corp. (CHPR Midco Inc.), Initial Term Facility - First Lien
(SOFR 3 month + 9.00%), 14.41%, 12/28/2028	37,172	37,823
Anne Arundel Dermatology Management, LLC, DDTL A - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor, 1.00% PIK), 12.00%, 10/16/2025‡ (c)(d)(e)	114,495	103,046
Anne Arundel Dermatology Management, LLC, DDTL B - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor, 1.00% PIK), 12.00%, 10/16/2025‡ (c)(d)(e)	193,941	174,547
Anne Arundel Dermatology Management, LLC, DDTL C - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.96%, 10/16/2025‡ (c)(e)	547,987	493,188
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor, 1.00% PIK), 12.00%, 10/16/2025‡ (c)(d)(e)	1,889,414	1,700,472
Aspen Dental Management Inc. (aka: ADMI Corp.), Amendment No. 10 Extended Term Loan - First Lien
(SOFR 1 month + 5.75%), 11.08%, 12/23/2027	2,985,000	2,991,537
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.21%, 9/29/2028‡ (c)(d)(e)	1,225,342	1,210,026
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.21%, 9/29/2028‡ (c)(d)(e)	2,906,810	2,870,474
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.21%, 9/29/2028‡ (c)(e)	331,251	327,110
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.50%, 12/20/2027‡ (c)(d)(e)	4,730,154	4,659,202
Boston Clinical Trials LLC (Alcanza Clinical Research), Revolving Credit Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.46%, 12/20/2027‡ (c)(e)	84,375	83,109
(PRIME 3 month + 5.00%), 13.50%, 12/20/2027‡ (c)(e)	46,875	46,172
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 12.10%, 8/31/2027‡ (c)(e)	66,279	66,279
CC Amulet Management, LLC (Children's Choice), Revolving Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.82%, 8/31/2026 ‡(c)(e)	46,476	46,011
CC Amulet Management, LLC (Children's Choice), Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.82%, 8/31/2027‡ (c)(d)(e)	1,671,107	1,654,396

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Civitas Solutions Inc. (National Mentor Holding), Initial Term Loan - Second Lien
(SOFR 3 month + 7.25%, 0.75% Floor), 12.66%, 3/2/2029 (b)	7,346,120	6,127,876
Community Based Care Acquisition, Inc., Delayed Draw Tranche A Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.66%, 9/16/2027‡ (c)(d)(e)	896,596	892,113
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.91%, 9/30/2027‡ (c)(e)	356,904	356,904
Community Based Care Acquisition, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.66%, 9/16/2027‡ (c)(d)(e)	2,211,585	2,200,527
Community Based Care Acquisition, Inc., Revolving Credit Loan - First Lien
(PRIME 3 month + 4.25%), 12.75%, 9/16/2027‡ (c)(e)	43,903	43,683
Dermatology Intermediate Holdings III, Inc. (Forefront), 2023 Incremental Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 10.81%, 3/30/2029‡	1,000,000	992,500
Elevate HD Parent, Inc., Delayed Draw Term Loan A - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 11.43%, 8/20/2029‡ (c)(e)	74,750	73,816
Elevate HD Parent, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 11.43%, 8/20/2029‡ (c)(d)(e)	3,241,875	3,201,352
Endo1 Partners, LLC, Seventh Amendment DDTL - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.83%, 3/24/2026‡ (c)(d)(e)	7,942,857	7,823,714
Endo1 Partners, LLC, Third Amendment DDTL - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.83%, 3/24/2026‡ (c)(d)(e)	1,870,511	1,842,453
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan - First Lien
(SOFR 1 month + 6.00%, 0.50% Floor), 11.33%, 6/28/2029‡ (c)	4,927,042	4,803,866
First Steps Recovery Acquisition, LLC (True North Detox), Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.58%, 3/29/2030‡ (c)(d)(e)	3,121,622	3,074,797
Grifols Worldwide Operations USA, Inc., Dollar Tranche B Term Loan - First Lien
(SOFR 3 month + 2.00%), 7.46%, 11/15/2027	1,800,899	1,747,656
Houseworks Holdings, Revolving Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.98%, 12/15/2028‡ (c)(e)	160,225	155,418
Houseworks Holdings, Third Amendment Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.99%, 12/15/2028‡ (c)(d)(e)	1,683,271	1,632,773
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 11.44%, 2/28/2029‡ (c)(d)(e)	4,404,362	4,338,297
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 11.44%, 2/28/2029‡ (c)(e)	1,125,213	1,108,335
IPM MSO Management, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.98%, 6/17/2026‡ (c)(d)(e)	805,942	791,838
IPM MSO Management, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.98%, 6/17/2026‡ (c)(d)(e)	96,713	95,021
IPM MSO Management, LLC, Second Amendment Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.98%, 6/17/2026‡ (c)(d)(e)	221,511	217,635

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 10.93%, 12/6/2027‡ (c)(d)(e)	578,223	570,995
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 10.92%, 12/6/2027‡ (c)(d)(e)	1,725,652	1,704,082
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 10.93%, 12/6/2027‡ (c)(e)	219,578	216,834
LMSI Buyer, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.21%, 10/25/2027‡ (c)(d)(e)	2,161,194	1,999,104
LMSI Buyer, LLC, Revolving Credit Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.21%, 10/25/2027‡ (c)(e)	278,940	258,019
Medrina, LLC, Initial Term Loan - First Lien
(SOFR 6 month + 6.25%, 1.00% Floor), 11.74%, 10/20/2029‡ (c)(d)(e)	5,493,184	5,390,187
NAPA Management Services Corp., Initial Term Loan - First Lien
(SOFR 1 month + 5.25%, 0.75% Floor), 10.68%, 2/23/2029 (d)	4,962,025	4,712,063
NSM Top Holdings Corp. (National Seating & Mobility Inc.), Initial Term Loan - First Lien
(SOFR 3 month + 5.25%), 10.66%, 11/16/2026	3,933,425	3,912,539
Phoenix Guarantor (BrightSpring Health), Tranche B-4 Term Loan - First Lien
(SOFR 1 month + 3.25%), 8.58%, 2/21/2031	5,000,000	4,941,325
Physician Partners, LLC, Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.50%), 10.81%, 12/22/2028‡	1,995,000	1,795,500
Visante Acquisition, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.06%, 1/31/2030‡ (c)(d)(e)	4,977,029	4,902,374
Visante Acquisition, LLC, Revolving Credit Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.06%, 1/31/2030‡ (c)(e)	76,570	75,421
Women's Care Holdings, Inc., Initial Term Loan - First Lien
(SOFR 6 month + 4.50%, 0.75% Floor), 9.75%, 1/15/2028 (b)	1,311,572	1,181,241
Women's Care Holdings, Inc., Initial Term Loan - Second Lien
(SOFR 6 month + 8.25%, 0.75% Floor), 13.50%, 1/12/2029 (d)	3,629,702	3,012,652
		92,656,302
Health Care Supplies - 0.5%
LifeScan Global Corp., Term Loan - First Lien
(SOFR 6 month + 6.50%, 1.00% Floor), 11.98%, 12/30/2026 (d)	6,017,017	3,760,636
		3,760,636
Health Care Technology - 2.7%
AG Parent Holdings LLC (ArisGlobal), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%), 10.60%, 7/31/2026 (d)	4,897,698	4,793,622
AG Parent Holdings, LLC (ArisGlobal), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%), 10.60%, 7/31/2026	957,500	937,153
athenahealth Group Inc., Initial Term Loan - First Lien
(SOFR 1 month + 3.25%, 0.50% Floor), 8.58%, 2/15/2029	994,937	988,022
CT Technologies Intermediate Holdings, Inc. (HealthPort), 2021 Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.75% Floor), 9.69%, 12/16/2025 (b)	3,429,669	3,427,525
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan - First Lien
(SOFR 6 month + 6.75%), 11.93%, 4/1/2029‡ (c)(d)(e)	7,096,774	6,883,871
nThrive, Inc. (fka Precyse Acquisition Corp.), Initial Loan - Second Lien
(SOFR 1 month + 6.75%, 0.50% Floor), 12.19%, 12/17/2029	2,000,000	1,273,440
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Initial Term Loan - First Lien
(SOFR 6 month + 6.50%, 1.00% Floor), 11.68%, 1/8/2029‡ (c)(d)(e)	2,822,581	2,774,950
		21,078,583

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Heavy Electrical Equipment - 0.1%
Arcline FM Holding, LLC (Fairbanks), Initial Term Loan - First Lien
(SOFR 3 month + 4.75%), 10.36%, 6/23/2028	997,442	999,313

Highways & Railtracks - 0.4%
Patriot Rail Co., LLC (NA Rail), Tranche B-2 Term Loan - First Lien
(SOFR 3 month + 4.00%, 0.25% Floor), 9.57%, 10/19/2026 (c)(d)	2,984,454	2,988,185

Home Furnishings - 0.4%
Dorel Industries Inc., First Out Term Loan - First Lien
(SOFR 3 month + 8.30%, 2.00% Floor), 14.34%, 12/8/2026‡ (c)(e)	2,989,130	2,940,557

Home Improvement Retail - 0.3%
Air Conditioning Specialist, Inc., Revolving Loan - First Lien
(SOFR 3 month + 7.25%), 12.84%, 11/9/2026‡ (c)(e)	84,926	84,289
Air Conditioning Specialist, Inc., Term Loan - First Lien
(SOFR 3 month + 7.25%), 12.84%, 11/9/2026‡ (c)(d)(e)	2,512,451	2,493,608
		2,577,897
Hotels, Resorts & Cruise Lines - 0.8%
Stats, LLC (Peak Jersey Holdco Ltd.), Term Loan - First Lien
(SOFR 3 month + 5.25%), 10.83%, 7/10/2026 (d)	6,167,007	6,113,046
		6,113,046
Household Products - 0.2%
Lash Opco LLC, Initial Term Loan - First Lien
(SOFR 3 month + 2.65%, 1.00% Floor, 5.10% PIK), 13.16%, 3/18/2026‡ (c)(d)(e)	1,884,373	1,808,998

Human Resource & Employment Services - 0.5%
Danforth Buyer, Inc., First Amendment Additional Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.99%, 12/9/2027‡ (c)(d)(e)	1,174,562	1,174,562
Danforth Buyer, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.75%, 12/9/2027‡ (c)(d)(e)	1,493,403	1,493,403
Triple Crown Consulting, Term A Loan - First Lien
(SOFR 1 month + 6.75%, 1.50% Floor), 12.18%, 6/2/2028‡ (c)(d)(e)	1,545,743	1,491,641
		4,159,606
Industrial Machinery - 3.3%
Filtration Group Corp., 2023 Extended Dollar Term Loan - First Lien
(SOFR 1 month + 4.25%), 9.69%, 10/21/2028	2,574,000	2,585,107
Kenan Advantage Group, Inc., The, U.S. Term B-3 Loan - First Lien
(SOFR 1 month + 3.75%), 9.08%, 1/25/2029 (b)(d)	5,000,000	5,010,950
SPX Flow, Inc., Term Loan - First Lien
(SOFR 1 month + 4.50%, 0.50% Floor), 9.93%, 4/5/2029	10,000,000	10,053,650
WasteQuip, Inc. (Patriot Container), Closing Date Term Loan - First Lien
(SOFR 1 month + 3.75%, 1.00% Floor), 9.18%, 3/20/2025	7,936,675	7,715,559
		25,365,266
Insurance Brokers - 2.5%
Acrisure, LLC, 2020 Term Loan - First Lien
(ICE LIBOR USD 1 month + 3.50%), 8.94%, 2/15/2027 (d)	992,248	992,868
Baldwin Risk Partners, LLC, Term B-1 Loan - First Lien
(SOFR 1 month + 3.50%, 0.50% Floor), 8.94%, 10/14/2027	2,992,308	2,994,806
Newcleus, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor, 2.00% PIK), 13.46%, 8/2/2026‡ (b)(c)(d)(e)	1,203,707	1,089,355

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 3 Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.46%, 12/2/2025‡ (c)(d)(e)	1,945,000	1,876,925
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.46%, 12/2/2025‡ (c)(d)(e)	764,541	737,782
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.46%, 12/2/2025‡ (c)(d)(e)	1,144,119	1,104,075
The Mutual Group, LLC, Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.06%, 1/31/2030‡ (c)(d)(e)	4,870,130	4,797,078
Tricor, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.74%, 10/22/2026‡ (c)(d)(e)	717,519	713,931
Tricor, LLC, Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.68%, 10/22/2026‡ (c)(d)(e)	1,909,753	1,900,204
Truist Insurance Holdings LLC, Term Loan B - First Lien
3/22/2031 (b)	3,000,000	2,998,740
		19,205,764
Integrated Telecommunication Services - 0.5%
Altice France SA (Numericable), USD TLB-[14] Loan - First Lien
(SOFR 3 month + 5.50%), 10.81%, 8/15/2028 (b)	5,000,000	4,001,575

Interactive Media & Services - 0.7%
Ingenio LLC, First Amendment Term Loan - First Lien
(SOFR 3 month + 7.00%, 1.00% Floor), 12.49%, 8/3/2026‡ (c)(d)(e)	3,914,273	3,875,130
Ingenio LLC, Term Loan - First Lien
(SOFR 3 month + 7.00%, 1.00% Floor), 12.49%, 8/3/2026‡ (c)(d)(e)	1,262,744	1,250,117
		5,125,247
Internet & Direct Marketing Retail - 2.1%
Everlane, Inc., Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.83%, 3/31/2025‡ (c)(e)	3,750,000	3,750,000
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan - First Lien
(SOFR 1 month + 7.00%, 1.00% Floor), 12.33%, 5/17/2025‡ (c)(e)	4,575,280	4,575,280
StubHub (Pug LLC), Term B - First Lien
(SOFR 3 month + 4.75%), 10.08%, 3/12/2030	5,000,000	5,013,525
Sweetwater Borrower LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.75% Floor), 9.69%, 8/7/2028‡	2,604,873	2,614,641
		15,953,446
Internet Services & Infrastructure - 0.3%
Technology Partners, LLC (Imagine Software), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 10.43%, 11/16/2027‡ (c)(d)(e)	2,281,273	2,269,866

Investment Banking & Brokerage - 0.7%
Aretec Group Inc. (Cetera Financial Group), Term B-1 Loan - First Lien
(SOFR 1 month + 4.50%), 9.93%, 8/9/2030	4,974,937	5,009,140

IT Consulting & Other Services - 3.4%
Acumera, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 7.00%, 1.00% Floor), 12.43%, 6/7/2028‡ (c)(d)(e)	2,406,604	2,406,604
Ahead DB Holdings, LLC, Term B 1L Sr. Secd - First Lien
(SOFR 3 month + 4.25%, 0.75% Floor), 9.56%, 1/24/2031	5,000,000	5,023,050
Alpine SG, LLC (ASG), February 2023 Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.46%, 11/5/2027‡ (c)(d)(e)	809,139	797,001

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Alpine SG, LLC (ASG), Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.46%, 11/5/2027‡ (c)(d)(e)	1,351,194	1,330,926
Alpine SG, LLC (ASG), May 2022 Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 11.46%, 11/5/2027‡ (c)(d)(e)	708,496	697,869
Alpine SG, LLC (ASG), November 2021 Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.46%, 11/5/2027‡ (c)(d)(e)	2,101,990	2,070,460
Alpine X, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.59%, 12/27/2027‡ (c)(d)(e)	600,559	594,553
Alpine X, Fourth Amendment Term Loan - First Lien
(SOFR 3 month + 7.25%), 12.84%, 12/27/2027‡ (c)(d)(e)	86,336	85,689
Alpine X, Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.59%, 12/27/2027‡ (c)(e)	60,876	60,267
Alpine X, Second Amendment Incremental Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.59%, 12/27/2027‡ (c)(e)	28,571	28,286
Alpine X, Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.59%, 12/27/2027‡ (c)(d)(e)	985,000	975,150
Alpine X, Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.59%, 12/27/2027‡ (c)(d)(e)	931,485	922,170
Asurion, LLC, New B-11 Term Loan - First Lien
(SOFR 1 month + 4.25%), 9.68%, 8/19/2028	4,974,874	4,813,191
Eliassen Group, LLC, 2022 Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.75% Floor), 10.82%, 4/14/2028‡ (c)(e)	173,292	171,559
Eliassen Group, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.75% Floor), 10.85%, 4/14/2028‡ (c)(d)(e)	2,407,778	2,383,700
Inflexionpoint LLC (fka Automated Control Concepts), Revolving Credit Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 11.07%, 10/22/2026‡ (c)(e)	104,167	102,604
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 11.07%, 10/22/2026‡ (c)(d)(e)	2,247,708	2,213,993
Marlin DTC - LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan - First Lien
(SOFR 6 month + 6.50%, 1.00% Floor), 11.99%, 7/1/2025‡ (c)(d)(e)	1,504,889	1,474,792
		26,151,864
Leisure Facilities - 0.5%
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.47%, 7/27/2028‡ (c)(e)	907,134	888,991
Bandon Fitness Texas, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.46%, 7/27/2028‡ (c)(d)(e)	2,898,805	2,840,829
Bandon Fitness Texas, Inc., Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.47%, 7/27/2028‡ (c)(e)	147,297	144,351
		3,874,171
Leisure Products - 0.6%
Abe Investment Holdings, Inc. (Getty Images, Inc.), Initial Dollar Term Loan - First Lien
(SOFR 3 month + 4.50%), 9.91%, 2/19/2026	4,771,360	4,777,324

Life Sciences Tools & Services - 1.2%
Sequoia Consulting Group, LLC, Term Loan - First Lien
(SOFR 3 month + 6.75%, 1.00% Floor), 12.20%, 12/17/2026‡ (c)(d)(e)	4,290,991	4,087,169
VCR Buyer, Inc. (Velocity Clinical Research), Facility B1 - First Lien
(SOFR 3 month + 7.50%, 1.00% Floor), 12.83%, 4/28/2028‡ (c)(d)(e)	4,916,064	4,842,324
VCR Buyer, Inc. (Velocity Clinical Research), Revolving Credit Facility - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.82%, 4/28/2027‡ (c)(e)	248,525	244,797
		9,174,290

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Managed Health Care - 0.3%
LBH Services, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor, 0.50% PIK), 11.82%, 3/28/2028‡ (c)(e)	313,443	271,128
LBH Services, LLC, Revolving Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor, 0.50% PIK), 11.83%, 3/28/2028‡ (c)(e)	767,296	663,711
LBH Services, LLC, Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor, 0.50% PIK), 11.82%, 3/28/2028‡ (c)(d)(e)	1,505,958	1,302,654
		2,237,493
Metal & Glass Containers - 1.6%
Canister International Group Inc., Term 1L - First Lien
3/13/2029‡(b)	5,000,000	5,014,575
Pretium PKG Holdings, Inc., Initial Term Loan - Second Lien
(SOFR 3 month + 6.75%, 0.50% Floor), 12.33%, 10/1/2029	2,868,534	1,793,737
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan - First Lien
(SOFR 3 month + 4.60%), 9.91%, 10/2/2028	3,675,205	3,303,091
Pretium PKG Holdings, Inc., Third Amendment Tranche A Term Loan - First Lien
(SOFR 3 month + 5.00%), 10.31%, 10/2/2028	2,423,167	2,461,029
		12,572,432
Movies & Entertainment - 0.9%
Creative Artists Agency, LLC, Term B Loan - First Lien
(SOFR 3 month + 3.25%), 8.83%, 11/27/2028	982,531	985,601
WildBrain Ltd. (DHX Media), Term Loan - B - First Lien
(SOFR 1 month + 4.25%, 0.75% Floor), 9.69%, 3/24/2028 (d)	5,853,837	5,679,422
		6,665,023
Multi-Sector Holdings - 0.4%
Auxey Bidco Ltd. (Alexander Mann Solutions), Term Loan B - First Lien
(SOFR 1 month + 6.00%), 11.43%, 6/29/2027‡ (c)	2,985,000	2,921,569

Office Services & Supplies - 0.4%
Equiniti Group PLC (AST/Armor Holdco), Initial Dollar Term Loan - First Lien
(SOFR 6 month + 4.50%), 9.93%, 12/11/2028	2,954,660	2,970,659

Oil & Gas Storage & Transportation - 0.6%
Essar Oil (UK) Ltd., Receivables Finance Facility - First Lien
(SOFR 3 month + 6.25%, 3.00% Floor), 11.71%, 10/29/2024‡ (c)(d)(e)	3,804,348	3,766,304
Liquid Tech Solutions Holdings, LLC, Sixth Amendment Incremental Term Loan - First Lien
(SOFR 1 month + 4.75%), 10.19%, 3/20/2028‡	992,500	980,094
		4,746,398
Packaged Foods & Meats - 0.7%
Aspire Bakeries Holdings LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.25%), 9.58%, 12/23/2030	1,000,000	1,004,585
Bengal Debt Sub Merger LLC (Tropicana, Naked Juice), Initial Loan - Second Lien
(SOFR 3 month + 6.00%, 0.50% Floor), 11.40%, 1/24/2030	4,915,863	4,029,459
		5,034,044

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Paper Packaging - 1.5%
Advanced Web Technologies (AWT), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.71%, 12/17/2026‡ (c)(d)(e)	308,593	303,964
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 1 - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.71%, 12/17/2026‡ (c)(d)(e)	326,667	321,767
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 - First Lien
(SOFR 3 month + 6.50%), 11.96%, 12/17/2026‡ (c)(d)(e)	472,286	467,563
Advanced Web Technologies (AWT), First Requested Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.96%, 12/17/2026‡ (c)(d)(e)	985,000	975,150
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.96%, 12/17/2026‡ (c)(d)(e)	730,438	723,133
Advanced Web Technologies (AWT), Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.71%, 12/17/2026‡ (c)(d)(e)	784,489	772,722
Golden West Packaging Group LLC, Initial Term Loan - First Lien
(SOFR 1 month + 5.25%, 0.75% Floor), 10.69%, 12/1/2027‡ (c)	8,325,000	7,138,687
ProAmpac PG Borrower LLC, 2023-1 Term Loan - First Lien
(SOFR 3 month + 4.50%), 9.81%, 9/15/2028	1,000,000	1,003,000
		11,705,986
Paper Products - 0.6%
R-Pac International Corp. (Project Radio), Initial Revolving Loan - First Lien
(SOFR 1 month + 6.00%, 0.75% Floor), 11.44%, 12/29/2027‡ (c)(e)	105,721	101,493
R-Pac International Corp. (Project Radio), Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 0.75% Floor), 11.57%, 12/29/2027‡ (c)(e)	4,900,000	4,704,000
		4,805,493
Pharmaceuticals - 3.0%
Alvogen Pharma US, Inc., June 2022 Loan - First Lien
(SOFR 3 month + 7.50%, 1.00% Floor), 13.00%, 6/30/2025‡ (b)	15,400,979	13,899,383
Amneal Pharmaceuticals LLC, 2023 Term Loan B - First Lien
(SOFR 1 month + 5.50%), 10.83%, 5/4/2028	3,171,426	3,171,933
ANI Pharmaceuticals, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 6.00%, 0.75% Floor), 11.44%, 11/19/2027	5,101,178	5,116,074
Carestream Health, Inc. (aka Onex), Term Loan - First Lien
(SOFR 3 month + 7.50%, 1.00% Floor), 12.95%, 9/30/2027 (d)	891,828	770,316
		22,957,706
Real Estate Services - 1.2%
Auction.com LLC (fka Ten-X LLC), Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.50% Floor), 11.33%, 5/26/2028	989,446	956,299
Avison Young (Canada) Inc., First Out Term Loan - First Lien
3/12/2028 (b)(d)	1,184,525	1,172,313
Avison Young (Canada) Inc., Second Out Term Loan - First Lien
(SOFR 1 month + 1.50%, 2.00% Floor), 6.82%, 3/12/2029‡ (d)(e)	2,933,451	1,593,744
Avison Young (Canada) Inc., Third Out Term Loan - First Lien
(SOFR 1 month + 1.50%, 2.00% Floor), 6.82%, 3/12/2029‡ (e)	1,985,000	1,078,451
Hudson's Bay Company ULC, First Out Loan (Term Loan) - First Lien
(SOFR 3 month + 7.00%, 1.00% Floor), 12.31%, 9/30/2026‡ (c)(d)(e)	935,939	935,939
Hudson's Bay Company ULC, Last Out Loan (Term Loan) - Second Lien
(SOFR 3 month + 8.50%, 1.00% Floor), 15.04%, 9/30/2026‡ (c)(d)(e)	3,556,101	3,556,101
		9,292,847

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)

Research & Consulting Services - 2.3%
Axiom Global Inc., Initial Term Loan - First Lien
(SOFR 1 month + 4.75%, 0.75% Floor), 10.18%, 10/1/2026‡ (c)(d)	2,923,658	2,837,775
Eisner Advisory Group LLC, February 2024 Incremental Term Loan - First Lien
(SOFR 1 month + 4.00%, 0.50% Floor), 9.33%, 2/28/2031	5,000,000	5,026,575
Star Merger Sub Inc. (Dun & Bradstreet), 2022 Incremental Term B-2 Loan 2024 - First Lien
(SOFR 1 month + 2.75%), 8.08%, 1/18/2029	3,000,000	3,002,805
Teneo Holdings LLC, Term Loan B - First Lien
(SOFR 1 month + 4.75%, 1.00% Floor), 10.07%, 3/8/2031	3,000,000	3,013,125
Vaco Holdings LLC, Initial Term Loan - First Lien
(SOFR 6 month + 5.00%, 0.75% Floor), 10.43%, 1/21/2029‡	2,954,660	2,927,699
Zenith American Holding, Inc. (Harbour Benefit Holding Inc. / HPH-TH Holdings, LLC), Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 10.50%, 12/13/2024‡ (c)(d)(e)	882,382	882,382
		17,690,361
Security & Alarm Services - 0.6%
SuperHero Fire Protection, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.71%, 9/1/2026‡ (c)(d)(e)	1,462,906	1,462,906
SuperHero Fire Protection, LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 7.40%, 9/1/2026‡ (c)(e)	27,180	27,180
SuperHero Fire Protection, LLC, Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.96%, 9/1/2026‡ (c)(d)(e)	3,070,690	3,070,690
		4,560,776
Soft Drinks - 0.4%
Pegasus BidCo BV (Refresco), 2024-1 Term Dollar Loan - First Lien
(SOFR 3 month + 3.75%, 0.50% Floor), 9.06%, 7/12/2029	2,962,575	2,967,522

Specialized Consumer Services - 1.0%
LaserAway, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.75% Floor), 11.33%, 10/14/2027‡ (c)(d)(e)	4,127,829	4,127,829
Mammoth Holdings, LLC, Initial Revolving Credit Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.07%, 11/15/2029‡ (c)(e)	227,273	222,727
Mammoth Holdings, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.05%, 11/15/2030‡ (c)(d)(e)	3,627,273	3,554,727
		7,905,283
Specialized Finance - 5.2%
Alchemy US Holdco 1 LLC (Kymera), Incremental Term Loan - First Lien
(SOFR 3 month + 7.32%), 12.82%, 10/10/2025‡	987,500	986,266
Apex Group Treasury LLC, 2022 Incremental Term Loan - First Lien
(SOFR 3 month + 5.00%), 10.32%, 7/27/2028	8,887,500	8,931,937
Apex Group Treasury Ltd., USD Term Loan - First Lien
(SOFR 3 month + 3.75%, 0.50% Floor), 9.33%, 7/27/2028	8,918,768	8,924,342
BCP Qualtek Merger Sub LLC (Qualtek), Initial Second Lien Term Loan - Second Lien
(SOFR 3 month + 1.00%, 9.00% PIK), 0.00%, 1/14/2027‡ (c)	2,195,998	549,000
BCP Qualtek Merger Sub LLC (Qualtek), Initial Term Loan - First Lien
(SOFR 3 month + 10.00%, 9.00% PIK), 0.00%, 7/14/2025‡ (c)	3,916,815	3,538,177

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Connect Finco SARL (Luxco) / Inmarsat Amendment 1 Term Loan-First Lien
(SOFR 1 month + 3.50%), 8.83%, 12/11/2026 (b)	3,382,522	3,314,871
Connect Finco SARL (Luxco) / Inmarsat, Term B - First Lien
9/13/2029 (b)	10,000,000	9,882,500
iLending LLC, Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor, 2.00% PIK), 13.91%, 6/21/2026‡ (c)(d)(e)	1,157,716	958,010
Prometric Inc. (Sarbacane Bidco Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.69%, 1/31/2028	997,500	998,542
Univar (Windsor Holdings III LLC), Term Loan B - First Lien
(SOFR 1 month + 4.00%), 9.33%, 8/1/2030	1,887,827	1,897,568
		39,981,213
Specialty Chemicals - 1.8%
Nouryon USA LLC (StarFruit US Holdco), Extended Dollar Term Loan - First Lien
(SOFR 3 month + 4.00%), 9.42%, 4/3/2028	2,984,962	2,998,022
Plaze (PLZ Aeroscience), 2021-1 Term Loan - First Lien
(SOFR 1 month + 3.75%, 0.75% Floor), 9.19%, 8/3/2026	994,859	982,423
RLG Holdings, LLC, 2022 Incremental Term Loan - First Lien
(SOFR 1 month + 5.00%), 10.33%, 7/7/2028	6,782,481	6,740,125
RLG Holdings, LLC, Closing Date Initial Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.75% Floor), 9.69%, 7/7/2028	2,912,658	2,887,784
		13,608,354
Systems Software - 1.8%
Condor Merger Sub, Inc. (McAfee), Tranche B-1 Term Loan - First Lien
(SOFR 1 month + 3.75%, 0.50% Floor), 9.18%, 3/1/2029	2,947,500	2,948,944
Idera Inc, 2021 Refinancing Loan - Second Lien
(SOFR 3 month + 6.75%), 12.21%, 3/2/2029‡	2,000,000	1,950,000
McAfee Enterprise (Magenta Buyer LLC), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 0.75% Floor), 10.57%, 7/27/2028 (d)	3,690,746	2,214,448
McAfee Enterprise (Magenta Buyer LLC), Initial Term Loan - Second Lien
(SOFR 3 month + 8.25%, 0.75% Floor), 13.82%, 7/27/2029 (d)	12,000,000	3,619,980
RSA Security LLC (Redstone), Initial Loan - Second Lien
(SOFR 1 month + 7.75%, 0.75% Floor), 13.19%, 4/27/2029	5,000,000	3,008,325
		13,741,697
Technology Hardware, Storage & Peripherals - 0.5%
TouchTunes (TA TT Buyer), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 0.50% Floor), 10.35%, 4/2/2029	3,927,815	3,949,103

Textiles - 0.5%
International Textile Group Inc. (Elevate Textiles, Inc.), First Out Term Loan - First Lien
(SOFR 3 month + 8.50%), 13.98%, 9/30/2027	2,095,810	2,087,951
International Textile Group Inc. (Elevate Textiles, Inc.), Last Out Term Loan - First Lien
(SOFR 3 month + 1.00%, 1.00% Floor, 5.50% PIK), 11.98%, 9/30/2027‡	2,431,591	1,785,201
		3,873,152
Trading Companies & Distributors - 0.9%
Aramsco, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 4.75%), 10.06%, 10/10/2030	851,485	855,036
Parts Town (PT Intermediate Holdings III LLC), 2022 Incremental Term Loan - First Lien
(SOFR 3 month + 5.98%, 1.00% Floor), 11.43%, 11/1/2028‡ (c)	1,470,000	1,470,000
Parts Town (PT Intermediate Holdings III LLC), 2023 Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.80%, 11/1/2028‡ (c)	1,485,645	1,500,501
Parts Town (PT Intermediate Holdings III LLC), Term B Loan - First Lien
(SOFR 3 month + 5.98%, 1.00% Floor), 11.43%, 11/1/2028‡ (c)	2,932,500	2,932,500
		6,758,037

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Trucking - 1.4%
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan - First Lien
(SOFR 3 month + 6.75%, 1.00% Floor), 11.80%, 8/3/2026‡ (c)(d)(e)	3,246,837	3,181,900
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 12.30%, 5/3/2025‡ (c)(d)(e)	614,386	605,170
First Student Bidco Inc. (First Transit Parent Inc.), 2022 Incremental Term B Loan - First Lien
(SOFR 3 month + 4.00%, 0.50% Floor), 9.40%, 7/21/2028	747,903	749,399
First Student Bidco Inc. (First Transit Parent Inc.), Initial Term B Loan - First Lien
(SOFR 3 month + 3.00%), 8.61%, 7/21/2028	1,437,672	1,438,075
First Student Bidco Inc. (First Transit Parent Inc.), Initial Term C Loan - First Lien
(SOFR 3 month + 3.00%), 8.61%, 7/21/2028	436,106	436,228
Stonepeak Taurus Lower Holdings LLC (TRAC), Initial Term Loan - Second Lien
(SOFR 3 month + 7.00%, 0.50% Floor), 12.45%, 1/28/2030‡	5,000,000	4,600,000
		11,010,772
Water Utilities - 0.6%
Waste Resource Management Inc., Revolving Credit Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 11.08%, 12/28/2029‡ (c)(e)	93,108	91,712
Waste Resource Management Inc., Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 11.08%, 12/28/2029‡ (c)(d)(e)	4,220,914	4,157,600
		4,249,312
Wireless Telecommunication Services - 0.7%
CCI Buyer, Inc. (Consumer Cellular), Initial Term Loan - First Lien
(SOFR 3 month + 4.00%, 0.75% Floor), 9.35%, 12/17/2027 (b)	5,620,507	5,594,906

TOTAL SENIOR LOANS (Cost $807,699,255)		783,291,876

CORPORATE BONDS - 6.6%

Building Products - 0.8%
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031 (f)	5,500,000	5,878,900

Capital Markets - 0.5%
Jane Street Group
4.50%, 11/15/2029 (f)	4,032,000	3,730,383

Commercial Services & Supplies - 0.6%
Madison IAQ LLC
5.88%, 6/30/2029 (f)	5,000,000	4,574,399

Consumer Staples Distribution & Retail - 0.3%
United Natural Foods, Inc.
6.75%, 10/15/2028 (f)	3,000,000	2,491,783

Containers & Packaging - 0.8%
Mauser Packaging Solutions Holding Co.
9.25%, 4/15/2027 (f)	6,000,000	5,952,210

Entertainment - 0.2%
Allen Media LLC
10.50%, 2/15/2028 (f)	3,000,000	1,390,514

Financial Services - 0.1%
Armor Holdco, Inc.
8.50%, 11/15/2029 (f)	1,000,000	942,803

Ground Transportation - 0.4%
Avis Budget Car Rental LLC
8.00%, 2/15/2031 (f)	3,168,000	3,162,849

Insurance - 1.0%
Panther Escrow Issuer LLC
7.13%, 6/1/2031 (f)	3,000,000	3,050,130
Ryan Specialty LLC
4.38%, 2/1/2030 (f)	5,000,000	4,673,138
		7,723,268
Media - 0.4%
Univision Communications, Inc.
7.38%, 6/30/2030 (f)	3,000,000	2,966,524

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Passenger Airlines - 1.2%
American Airlines, Inc.
5.50%, 4/20/2026 (f)	750,000	744,892
5.75%, 4/20/2029 (f)	2,000,000	1,965,911
United Airlines, Inc.
4.38%, 4/15/2026 (f)	5,000,000	4,833,692
4.63%, 4/15/2029 (f)	2,000,000	1,860,000
		9,404,495
Software - 0.3%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (f)	1,000,000	914,619
McAfee Corp.
7.38%, 2/15/2030 (f)	2,000,000	1,834,093
		2,748,712
TOTAL CORPORATE BONDS (Cost $51,717,393)		50,966,840

Investments	Shares	Value ($)
COMMON STOCKS - 0.1%

Chemicals - 0.0%
A&A Global Imports, LLC, Class A*‡ (c)(d)	41	—

Construction & Engineering - 0.0% (g)
BCP Qualtek Merger Sub LLC*‡ (c)	218,326	28,382

Electric Utilities - 0.0% (g)
Frontera Generation Holdings LLC*	62,500	31,250

Media - 0.1%
A-L Parent LLC*	13,507	685,480

Textiles, Apparel & Luxury Goods - 0.0% (g)
International Textile Group, Inc.*‡	100,072	325,234

Transportation Infrastructure - 0.0% (g)
Limetree Bay Cayman Ltd.*‡ (e)	1,430	14

TOTAL COMMON STOCKS (Cost $864,463)		1,070,360

WARRANTS - 0.0%
Software - 0.0% (g)
Acumera, Inc., Expires 5/19/2028*‡ (c)(d)(e)
(Cost $-)	2,594	5,318

SHORT-TERM INVESTMENTS - 7.8%

INVESTMENT COMPANIES - 7.8%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.33% (h)
(Cost $59,666,193)	59,666,193	59,666,193

Total Investments - 116.5% (Cost $919,947,304)		895,000,587
Credit Facility – (14.0)%^ (Cost $107,371,813)		(107,371,813)
Liabilities in excess of other assets - (2.5%)		(19,518,995)
Net Assets - 100.0%		768,109,779

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
^	Total borrowings of $110,100,000, net of unamortized deferred financing costs of $2,728,187
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, sometimes subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are SOFR (a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market) and the prime rate offered by one or more major U.S. banks (“Prime”). Additionally, LIBOR (a synthetic calculation by ICE based on CME Term SOFR plus an ISDA/ARRC Spread Adjustment) continues to be used on certain interest rate contracts that were entered into prior to the discontinuation of LIBOR and are expected to be transitioned to alternative benchmarks prior to the cessation of the publishing of the synthetic LIBOR, currently expected in September 2024. SOFR based contracts may include a credit spread adjustment that is charged in addition to the benchmark rate and the stated spread. SOFR, Prime and LIBOR were utilized as benchmark lending rates for the senior loans at March 31, 2024. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end.
(b)	All or a portion of this position has not yet settled as of March 31, 2024. The Fund will not accrue interest on its Senior Loans until the settlement date at which point Prime or SOFR will be established.
(c)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be ''restricted securities'' under the Securities Act. Total value of all such securities at March 31, 2024 amounted to $289,277,147, which represents approximately 37.66% of net assets of the Fund.

			Carrying Value
			Per
Restricted Securities	Acquisition Date	Cost	Share/Principal
A&A Global Imports, LLC, Class A	02/15/24	$-	$-
A&A Global Imports, LLC, First Out Term Loan - First Lien	06/01/21 - 10/19/22	862,668	100.00
A&A Global Imports, LLC, Last Out Term Loan - First Lien	06/01/21 - 10/19/22	960,070	23.00
A&A Global Imports, LLC, New Revolving Loan - First Lien	02/15/24	4,089	100.00
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan - First Lien	07/06/22	3,220,420	98.00
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan - First Lien	08/01/22	609,611	98.50
Acumera, Inc.	09/29/23	-	2.05
Acumera, Inc., Initial Term Loan - First Lien	09/29/23	2,375,437	100.00
Advanced Web Technologies (AWT), Delayed Draw Term Loan - First Lien	03/14/22	307,056	98.50
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 1 - First Lien	05/09/23	322,772	98.50
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 - First Lien	02/13/24	472,286	99.00
Advanced Web Technologies (AWT), First Requested Incremental Term Loan - First Lien	10/18/22	968,144	99.00
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan - First Lien	02/13/24	729,787	99.00
Advanced Web Technologies (AWT), Term Loan - First Lien	02/05/21	777,250	98.50
Air Conditioning Specialist, Inc., Revolving Loan - First Lien	08/16/23 - 12/15/23	84,158	99.25
Air Conditioning Specialist, Inc., Term Loan - First Lien	08/16/23 - 12/15/23	2,480,302	99.25
Alpine SG, LLC (ASG), February 2023 Term Loan - First Lien	02/03/23	791,149	98.50
Alpine SG, LLC (ASG), Initial Term Loan - First Lien	11/05/21	1,337,177	98.50
Alpine SG, LLC (ASG), May 2022 Term Loan - First Lien	05/13/22	698,168	98.50
Alpine SG, LLC (ASG), November 2021 Term Loan - First Lien	11/24/21	2,070,939	98.50
Alpine X, Delayed Draw Term Loan - First Lien	05/09/23	596,689	99.00
Alpine X, Fourth Amendment Term Loan - First Lien	12/15/23	84,292	99.25
Alpine X, Revolving Loan - First Lien	12/27/21 - 04/10/23	61,570	99.00
Alpine X, Second Amendment Incremental Revolving Loan - First Lien	9/16/22 - 12/26/23	28,310	99.00
Alpine X, Second Amendment Incremental Term Loan - First Lien	09/16/22	964,018	99.00
Alpine X, Term Loan - First Lien	12/27/21	919,065	99.00
AMCP Clean Acquisition Co., LLC (PureStar), Term Loan - First Lien	02/27/24	4,378,655	99.50
Anne Arundel Dermatology Management, LLC, DDTL A - First Lien	03/14/22	114,495	90.00
Anne Arundel Dermatology Management, LLC, DDTL B - First Lien	03/14/22	193,941	90.00
Anne Arundel Dermatology Management, LLC, DDTL C - First Lien	11/09/21 - 08/09/23	549,092	90.00
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan - First Lien	02/05/21-03/14/22	1,877,709	90.00
Apella Capital LLC, Initial Term Loan - First Lien	03/01/24	1,246,967	98.13
Apella Capital LLC, Revolving Loan - First Lien	03/01/24	196,268	98.13
Apex Analytix, Inc. (Montana Buyer, Inc.), Initial Term Loan - First Lien	06/15/22	2,619,520	98.00
Apex Analytix, Inc. (Montana Buyer, Inc.), Revolving Credit Loan - First Lien	12/18/23	44,229	98.00
AppHub LLC, Delayed Draw Tem Loan - First Lien	10/04/22 - 12/23/22	166,542	100.00
AppHub LLC, Term Loan - First Lien	09/29/22	2,641,041	100.00
Apryse Software Corp. (PDFTron Systems Inc.), 2022-1 Incremental Term Loan - First Lien	07/19/22	3,385,658	99.25
Apryse Software Corp. (PDFTron Systems Inc.), 2024-1 Incremental Term Loan - First Lien	01/24/24	1,812,681	99.25
Apryse Software Corp. (PDFTron Systems Inc.), Delayed Draw Term Loan - First Lien	07/26/22	350,428	99.25
Apryse Software Corp. (PDFTron Systems Inc.), Initial Term Loan - First Lien	07/19/22	1,080,846	99.25

Auxey Bidco Ltd. (Alexander Mann Solutions), Term Loan B - First Lien	07/26/23	2,879,170	97.88
Axiom Global Inc., Initial Term Loan - First Lien	08/03/22	2,910,579	97.06
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien	08/02/22 - 11/08/23	902,193	98.00
Bandon Fitness Texas, Inc., Initial Term Loan - First Lien	07/27/22	2,865,847	98.00
Bandon Fitness Texas, Inc., Revolving Loan - First Lien	07/27/22 - 01/29/24	146,785	98.00
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan - First Lien	02/13/24	1,220,735	98.75
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan - First Lien	09/30/22	2,874,290	98.75
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien	03/27/24	326,282	98.75
BCP Qualtek Merger Sub LLC	07/14/23	362,265	0.13
BCP Qualtek Merger Sub LLC (Qualtek), Initial Second Lien Term Loan - Second Lien	06/17/21 - 07/14/23	2,172,048	25.00
BCP Qualtek Merger Sub LLC (Qualtek), Initial Term Loan - First Lien	03/16/23 - 07/14/23	3,837,667	90.33
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan - First Lien	12/21/21 - 02/13/24	4,670,028	98.50
Boston Clinical Trials LLC (Alcanza Clinical Research), Revolving Credit Loan - First Lien	11/01/22 - 03/13/24	130,004	98.50
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan - First Lien	08/31/23	66,523	100.00
CC Amulet Management, LLC (Children's Choice), Revolving Loan - First Lien	08/31/21 - 02/02/24	46,060	99.00
CC Amulet Management, LLC (Children's Choice), Term Loan - First Lien	08/31/21	1,657,632	99.00
Community Based Care Acquisition, Inc., Delayed Draw Tranche A Term Loan - First Lien	06/15/22	891,291	99.50
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan - First Lien	09/30/22 - 02/01/24	355,824	100.00
Community Based Care Acquisition, Inc., Initial Term Loan - First Lien	09/16/21	2,180,278	99.50
Community Based Care Acquisition, Inc., Revolving Credit Loan - First Lien	12/27/23	46,096	99.50
ConvenientMD (CMD Intermediate Holdings, Inc.), Delayed Draw Term Loan - First Lien	06/09/22	323,865	92.00
ConvenientMD (CMD Intermediate Holdings, Inc.), Initial Term Loan - First Lien	11/24/21	1,691,891	92.00
ConvenientMD (CMD Intermediate Holdings, Inc.), Revolving Loan - First Lien	12/12/22 - 10/30/23	39,728	92.00
Danforth Buyer, Inc., First Amendment Additional Term Loan - First Lien	12/01/22	1,157,997	100.00
Danforth Buyer, Inc., Initial Term Loan - First Lien	05/13/22	1,477,639	100.00
Dorel Industries Inc., First Out Term Loan - First Lien	12/08/23	2,944,746	98.38
Elevate HD Parent, Inc., Delayed Draw Term Loan A - First Lien	12/01/23	74,390	98.75
Elevate HD Parent, Inc., Initial Term Loan - First Lien	08/18/23	3,187,702	98.75
Eliassen Group, LLC, 2022 Delayed Draw Term Loan - First Lien	03/31/22 - 09/29/23	173,304	99.00
Eliassen Group, LLC, Initial Term Loan - First Lien	08/03/22	2,389,482	99.00
Endo1 Partners, LLC, Seventh Amendment DDTL - First Lien	05/09/23	7,859,605	98.50
Endo1 Partners, LLC, Third Amendment DDTL - First Lien	07/19/22	1,849,919	98.50
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan - First Lien	03/20/23	1,384,299	100.00
Enverus Holdings, Inc., Initial Term Loan - First Lien	12/04/23	3,795,104	99.75
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan - First Lien	06/27/22 - 09/15/23	4,686,464	97.50
Essar Oil (UK) Ltd., Receivables Finance Facility - First Lien	10/31/23 - 12/18/23	3,780,807	99.00
Everlane, Inc., Term Loan - First Lien	10/07/22	3,717,600	100.00
First Steps Recovery Acquisition, LLC (True North Detox), Term Loan - First Lien	03/29/24	3,074,797	98.50
Golden West Packaging Group LLC, Initial Term Loan - First Lien	11/29/21 - 02/08/24	7,111,140	85.75
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan - First Lien	12/18/23	6,889,526	97.00
Houseworks Holdings, Revolving Loan - First Lien	09/01/23	156,773	97.00
Houseworks Holdings, Third Amendment Term Loan - First Lien	09/01/23	1,637,930	97.00
Hudson's Bay Company ULC, First Out Loan (Term Loan) - First Lien	09/30/21 - 03/31/23	930,688	100.00
Hudson's Bay Company ULC, Last Out Loan (Term Loan) - Second Lien	09/30/21 - 03/31/23	3,527,709	100.00
Hydrofarm Holdings Group, Inc., Term Loan - First Lien	12/10/21 - 03/18/22	1,157,609	82.50
iLending LLC, Term Loan - First Lien	11/24/21	1,149,938	82.75
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan - First Lien	02/29/24	4,339,834	98.50
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan - First Lien	02/29/24	1,119,675	98.50

Inflexionpoint LLC (fka Automated Control Concepts), Revolving Credit Loan - First Lien	10/22/21 - 10/22/22	105,778	98.50
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan - First Lien	10/22/21 - 05/06/22	2,226,782	98.50
Ingenio LLC, First Amendment Term Loan - First Lien	04/28/22	3,873,320	99.00
Ingenio LLC, Term Loan - First Lien	08/03/21	1,252,475	99.00
IPM MSO Management, LLC, Closing Date Term Loan - First Lien	12/10/21	797,771	98.25
IPM MSO Management, LLC, Delayed Draw Term Loan - First Lien	06/15/22	96,358	98.25
IPM MSO Management, LLC, Second Amendment Term Loan - First Lien	05/10/22	218,920	98.25
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan - First Lien	05/17/22 - 03/31/23	4,558,179	100.00
LaserAway, Initial Term Loan - First Lien	07/27/22 - 09/11/23	4,076,683	100.00
Lash Opco LLC, Initial Term Loan - First Lien	02/05/21	1,859,042	96.00
LBH Services, LLC, Delayed Draw Term Loan - First Lien	03/28/22	309,980	86.50
LBH Services, LLC, Revolving Loan - First Lien	03/28/22 - 02/17/23	765,242	86.50
LBH Services, LLC, Term Loan - First Lien	03/28/22	1,491,793	86.50
Lids Holdings, Inc., Initial Term Loan - First Lien	07/12/23	2,124,682	99.75
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan - First Lien	02/13/24	578,223	98.75
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan - First Lien	12/10/21	1,703,754	98.75
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien	01/23/23 - 03/26/24	217,512	98.75
LMSI Buyer, LLC, Initial Term Loan - First Lien	12/10/21 - 11/09/23	2,141,970	92.50
LMSI Buyer, LLC, Revolving Credit Loan - First Lien	10/25/21 - 02/27/24	278,830	92.50
MAG DS Corp., Initial Term Loan - First Lien	02/05/21 - 05/11/23	1,905,268	96.00
Mammoth Holdings, LLC, Initial Revolving Credit Loan - First Lien	11/14/23 - 03/27/24	223,276	98.00
Mammoth Holdings, LLC, Initial Term Loan - First Lien	11/14/23	3,556,984	98.00
Marlin DTC - LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan - First Lien	04/08/21	1,489,655	98.00
Medrina, LLC, Initial Term Loan - First Lien	10/20/23	5,393,199	98.13
Newcleus, LLC, Initial Term Loan - First Lien	08/02/21 - 08/04/21	1,193,482	90.50
Oak Point Partners, LLC, Term Loan - First Lien	12/10/21	2,484,404	99.00
Orion Group Holdco, LLC, First Amendment Incremental Delayed Draw Term Loan - First Lien	05/09/23	902,449	100.00
Orion Group Holdco, LLC, First Amendment Incremental Term Loan - First Lien	12/10/21	2,126,073	100.00
Parts Town (PT Intermediate Holdings III LLC), 2022 Incremental Term Loan - First Lien	03/24/22	1,458,453	100.00
Parts Town (PT Intermediate Holdings III LLC), 2023 Incremental Term Loan - First Lien	02/28/23 - 02/29/24	1,467,396	101.00
Parts Town (PT Intermediate Holdings III LLC), Term B Loan - First Lien	11/10/21	2,911,430	100.00
Patriot Rail Co., LLC (NA Rail), Tranche B-2 Term Loan - First Lien	10/02/23	2,965,551	100.13
Point Quest Acquisition, LLC, Initial Term Loan - First Lien	08/12/22 - 10/31/23	5,034,788	100.00
Point Quest Acquisition, LLC, Revolving Credit Loan - First Lien	08/12/22 - 03/08/24	931,855	100.00
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 3 Incremental Term Loan - First Lien	05/14/21	1,921,003	96.50
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Delayed Draw Term Loan - First Lien	05/31/22	760,022	96.50
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Term Loan - First Lien	11/15/21	1,130,805	96.50
Project Cloud Holdings, LLC (AgroFresh Inc.), Delayed Draw Term Loan - First Lien	02/13/24	2,683,891	98.00
Project Cloud Holdings, LLC (AgroFresh Inc.), Incremental Revolver - First Lien	03/08/24	160,968	98.00
Project Cloud Holdings, LLC (AgroFresh Inc.), Initial USD Term Loan - First Lien	02/13/24	2,383,927	98.00
Project Cloud Holdings, LLC (AgroFresh Inc.), Pace Incremental Term Loan - First Lien	03/08/24	1,185,298	98.00
Project Cloud Holdings, LLC (AgroFresh Inc.), Replacement Term Loan - First Lien	03/08/24	1,684,648	98.00
QuickBase Inc. (Quartz Holding Company), Term Loan Retired 2024 - First Lien	03/13/24	3,980,000	99.94
Quorum Health Resources (QHR), 2023 Incremental Term Loan - First Lien	06/30/23	1,953,136	98.75
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan - First Lien	02/13/24	1,974,968	98.75
Quorum Health Resources (QHR), Term Loan - First Lien	05/28/21	1,041,271	97.75
Rachel Zoe, Inc., Tranche A Loan - First Lien	10/11/23	1,171,211	98.31

Rising Tide Holdings, Inc., FILO Loan - First Lien	03/23/23	5,406,928	100.00
RL James, Inc. (HH Restore Acquisition, Inc.), Closing Date Term Loan - First Lien	12/15/23	939,623	98.13
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Initial Term Loan - First Lien	01/08/24	2,776,445	98.31
R-Pac International Corp. (Project Radio), Initial Revolving Loan - First Lien	12/15/23 - 03/18/24	108,178	96.00
R-Pac International Corp. (Project Radio), Initial Term Loan - First Lien	11/23/21	4,833,910	96.00
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan - First Lien	11/18/22	3,231,664	98.00
Sequoia Consulting Group, LLC, Term Loan - First Lien	05/13/22 - 02/10/23	4,229,220	95.25
SR Landscaping, LLC, Closing Date Term Loan - First Lien	10/30/23	2,657,474	98.50
SR Landscaping, LLC, Revolving Loan - First Lien	10/30/23	44,310	98.50
SuperHero Fire Protection, LLC, Closing Date Term Loan - First Lien	09/01/21 - 06/15/22	1,451,708	100.00
SuperHero Fire Protection, LLC, Revolving Loan - First Lien	09/01/21 - 12/27/22	26,923	100.00
SuperHero Fire Protection, LLC, Second Amendment Incremental Term Loan - First Lien	02/06/23 - 08/31/23	3,023,856	100.00
Technology Partners, LLC (Imagine Software), Initial Term Loan - First Lien	11/16/21	2,254,795	99.50
The Mutual Group, LLC, Term Loan - First Lien	01/31/24	4,801,330	98.50
TMA Buyer, LLC, Delayed Draw Term Loan - First Lien	09/09/22	146,521	92.75
TMA Buyer, LLC, Term Loan - First Lien	09/30/21	1,216,345	92.75
TR Apparel, LLC, Term Loan - First Lien	08/09/23	3,177,125	100.00
Tricor, LLC, Delayed Draw Term Loan - First Lien	02/13/24	717,519	99.50
Tricor, LLC, Term Loan - First Lien	10/22/21	1,895,083	99.50
Triple Crown Consulting, Term A Loan - First Lien	06/02/23	1,523,202	96.50
TriStrux, LLC, Delayed Draw Term Loan - First Lien	02/13/24	315,634	90.00
TriStrux, LLC, Initial Term Loan - First Lien	12/23/21	895,568	90.00
TriStrux, LLC, Revolving Loan - First Lien	12/23/21 - 03/01/24	313,929	90.00
USALCO, LLC, Second Amendment Term Loan - First Lien	12/28/23	198,425	100.00
USALCO, LLC, Term Loan A - First Lien	11/05/21	2,912,531	100.00
VCR Buyer, Inc. (Velocity Clinical Research), Facility B1 - First Lien	12/15/22	4,830,574	98.50
VCR Buyer, Inc. (Velocity Clinical Research), Revolving Credit Facility - First Lien	12/15/22 - 09/29/23	246,333	98.50
Visante Acquisition, LLC, Initial Term Loan - First Lien	01/31/24	4,905,221	98.50
Visante Acquisition, LLC, Revolving Credit Loan - First Lien	01/31/24	75,677	98.50
Waste Resource Management Inc., Revolving Credit Loan - First Lien	12/28/23	92,159	98.50
Waste Resource Management Inc., Term Loan - First Lien	12/28/23	4,161,244	98.50
Zenith American Holding, Inc. (Harbour Benefit Holding Inc. / HPH-TH Holdings, LLC), Term Loan - First Lien	12/10/21	875,771	100.00
Total		$293,593,187

(d)	The Credit Facility is secured by a lien on all or a portion of the security.
(e)	Security fair valued as of March 31, 2024 by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees. Total value of all such securities at March 31, 2024 amounted to $243,896,723, which represents approximately 31.75% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

(f)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at March 31, 2024 amounted to $50,966,840, which represents approximately 6.64% of net assets of the Fund.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of March 31, 2024.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay in Kind
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Advertising	1.9%
Aerospace& Defense	1.5
Agricultural& Farm Machinery	0.1
Air Freight& Logistics	0.5
Airlines	0.7
Alternative Carriers	0.4
Apparel Retail	0.3
Apparel, Accessories& Luxury Goods	1.5
Application Software	8.2
Asset Management& Custody Banks	1.3
Auto Parts& Equipment	3.7
Automotive Retail	0.7
Brewers	0.7
Broadcasting	1.5
Building Products	0.8
Capital Markets	0.5
Casinos& Gaming	3.5
Commercial Printing	0.3
Commercial Services& Supplies	0.6
Commodity Chemicals	0.7
Communications Equipment	1.1
Construction& Engineering	0.8
Construction Machinery& Heavy Trucks	0.9
Consumer Staples Distribution& Retail	0.3
Containers& Packaging	0.8
Distributors	0.5
Diversified Chemicals	1.1
Diversified Metals& Mining	0.1
Diversified Support Services	0.6
Education Services	1.4
Electric Utilities	0.0	*
Electronic Equipment& Instruments	0.1
Electronic Manufacturing Services	1.4
Entertainment	0.2
Environmental& Facilities Services	0.9
Financial Services	0.1
Food Distributors	0.6
Ground Transportation	0.4
Health Care Equipment	0.8
Health Care Facilities	1.5
Health Care Services	12.1
Health Care Supplies	0.5
Health Care Technology	2.7
Heavy Electrical Equipment	0.1
Highways& Railtracks	0.4
Home Furnishings	0.4
Home Improvement Retail	0.3
Hotels, Resorts& Cruise Lines	0.8
Household Products	0.2
Human Resource& Employment Services	0.5
Industrial Machinery	3.3
Insurance	1.0
Insurance Brokers	2.5
Integrated Telecommunication Services	0.5
Interactive Media& Services	0.7

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Internet& Direct Marketing Retail	2.1%
Internet Services& Infrastructure	0.3
Investment Banking& Brokerage	0.7
IT Consulting& Other Services	3.4
Leisure Facilities	0.5
Leisure Products	0.6
Life Sciences Tools& Services	1.2
Managed Health Care	0.3
Media	0.5
Metal& Glass Containers	1.6
Movies& Entertainment	0.9
Multi-Sector Holdings	0.4
Office Services& Supplies	0.4
Oil& Gas Storage& Transportation	0.6
Packaged Foods& Meats	0.7
Paper Packaging	1.5
Paper Products	0.6
Passenger Airlines	1.2
Pharmaceuticals	3.0
Real Estate Services	1.2
Research& Consulting Services	2.3
Security& Alarm Services	0.6
Soft Drinks	0.4
Software	0.3
Specialized Consumer Services	1.0
Specialized Finance	5.2
Specialty Chemicals	1.8
Systems Software	1.8
Technology Hardware, Storage& Peripherals	0.5
Textiles	0.5
Textiles, Apparel& Luxury Goods	0.0	*
Trading Companies& Distributors	0.9
Transportation Infrastructure	0.0	*
Trucking	1.4
Water Utilities	0.6
Wireless Telecommunication Services	0.7
Short-Term Investments	7.8
Total Investments	116.5%

*Less than 0.05%

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund

Notes to Consolidated Schedule of Investments (unaudited)

Note 1 — Organization

First Eagle Credit Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that continuously offers its shares of beneficial interest (the “Common Shares”), and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on July 8, 2020, pursuant to a Declaration of Trust governed by the laws of the State of Delaware as amended and restated by the Amended and Restated Declaration of Trust, dated as of September 4, 2020.

The Fund’s primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objective by investing in a portfolio of a variety of credit asset classes. The Fund will invest, under normal market conditions, at least 80% of its Managed Assets, defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes), in a credit portfolio of below investment grade credit assets including syndicated bank loans, middle market “club” loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally does not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, and high-yield bonds (commonly referred to as “junk” bonds).

The Fund currently offers three classes of Common Shares: Class A Shares, Class A-2 Shares and Class I Shares. The Fund has been granted exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset- based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company, is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

First Eagle Alternative Credit, LLC (the “Subadviser”), in its capacity as the alternative credit group of the Adviser, serves as the Fund’s investment subadviser. The Subadviser is an investment adviser for both direct lending and broadly syndicated investments, through public and private vehicles, collateralized loan obligations, separately managed accounts and commingled funds. The Subadviser was formed in 2009 under the name THL Credit Advisors LLC. In January 2020, the Subadviser was acquired by the Adviser and is a wholly-owned subsidiary of the Adviser.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the “FASB”) Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Credit Opportunities Fund SPV, LLC (the “SPV”), established on January 11, 2021, is a wholly-owned Delaware limited liability company, which functions as the Fund’s special purpose, bankruptcy-remote, financing subsidiary. The consolidated schedule of investments include the accounts of the Fund and the SPV. All intercompany transactions and balances have been eliminated. As of March 31, 2024, the SPV has $152,207,829 in net assets, representing 19.81% of the Fund’s net assets.

b)	Investment Valuation — The Fund’s net asset value (“NAV”) per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading.

The Fund’s securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

Senior Loans refers to Loans and Assignments, Bank Loans, Direct Lending and Middle Market “Club” Loans. Senior Loans are primarily valued by using a composite loan price at the mean of the bid and ask prices from an approved pricing service. Initial purchases of investments, including Direct Loans, may be fair valued at their cost which approximates market value and are monitored by the Adviser and the Subadviser (individually or collectively referred to as “First Eagle Management”) for any significant positive or negative events subsequent to the date of the original investment that necessitates a change to another valuation method, such as the market or income approach. Subsequent to the initial purchase, direct loans may be valued utilizing the income approach method. The income approach method values an investment by estimating the present value of future economic benefits it is expected to produce. These benefits include earnings, cash ﬂows and disposition proceeds. Expected current value is determined by discounting expected cash ﬂows at rate of return (discount rate or cost of capital) that reﬂects the risk associated with realizing the cash ﬂows in the amounts and times projected.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash ﬂows, which are then discounted to calculate the fair values. First Eagle Management’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models, and assumptions for its evaluated prices.

Non-exchange traded equity securities may be valued at prices supplied by the Fund’s pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities. If broker quotes are unavailable, then the equity will be fair valued as described below.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The two primary significant unobservable inputs used in the fair value measurement of the Fund’s debt investments, excluding asset-backed loans, is the weighted average cost of capital, or WACC, and the comparative yield.

Significant increases (decreases) in the WACC or in the comparative yield in isolation would result in a significantly lower (higher) fair value measurement. In determining the WACC, for the income, or yield approach, the Fund considers current market yields and multiples, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate WACC to use in the income approach. In determining the comparative yield, for the income, or yield approach, the Fund considers current market yields and multiples, weighted average cost of capital, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis.

The primary significant unobservable inputs used in the fair value measurement of the Fund’s investments in asset-backed loans is the net realized value of the underlying collateral of the loan. The Fund considers information provided by the borrower in its compliance certificates and information from third party appraisals, among other factors, in its analysis. Significant increases (decreases) in net realizable value of the underlying collateral would result in a significantly higher (lower) fair value measurement.

The primary significant unobservable input used in the fair value measurement of the Fund’s equity investments, investments in warrants, and other debt investments using a market approach is the EBITDA multiple adjusted by management for differences between the investment and referenced comparables, or the multiple. Significant increases (decreases) in the multiple in isolation would result in a significantly higher (lower) fair value measurement. To determine the multiple for the market approach, the Fund considers current market trading and/or transaction multiples, portfolio company performance (financial ratios) relative to public and private peer companies and leverage levels, among other factors. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate multiple to use in the market approach.

Fair valuation of securities, other financial instruments or other assets (collectively, “securities”) held by the Fund are determined in good faith by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees (the “Board”). The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation procedures for the Fund. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2024:

First Eagle Credit Opportunities Fund

Description	Level 1	Level 2	Level 3‡	Total

Assets

Common Stocks †	$–	$716,730	$353,630	$1,070,360
Warrants†	–	–	5,318	5,318
Corporate Bonds †	–	50,966,840	–	50,966,840
Senior Loans
Advertising	–	12,832,217	1,987,481	14,819,698
Aerospace & Defense	–	6,909,774	4,894,197	11,803,971
Agricultural & Farm Machinery	–	–	974,555	974,555
Air Freight & Logistics	–	3,616,450	–	3,616,450
Airlines	–	5,425,267	–	5,425,267
Alternative Carriers	–	2,684,832	–	2,684,832
Apparel Retail	–	–	2,211,894	2,211,894
Apparel, Accessories & Luxury Goods	–	–	11,677,034	11,677,034
Application Software	–	38,560,316	24,461,129	63,021,445
Asset Management & Custody Banks	–	3,007,642	6,966,473	9,974,115
Auto Parts & Equipment	–	26,708,858	1,412,222	28,121,080
Automotive Retail	–	–	5,500,000	5,500,000
Brewers	–	5,468,845	–	5,468,845
Broadcasting	–	11,251,131	–	11,251,131
Casinos & Gaming	–	26,995,584	–	26,995,584
Commercial Printing	–	2,118,750	–	2,118,750
Commodity Chemicals	–	1,002,500	4,232,147	5,234,647
Communications Equipment	–	8,463,165	–	8,463,165
Construction & Engineering	–	1,971,956	4,341,617	6,313,573
Construction Machinery & Heavy Trucks	–	7,139,054	–	7,139,054
Distributors	–	2,718,705	937,070	3,655,775
Diversified Chemicals	–	–	8,102,172	8,102,172
Diversified Metals & Mining	–	517,329	–	517,329
Diversified Support Services	–	4,422,222	–	4,422,222
Education Services	–	3,000,465	7,758,489	10,758,954
Electronic Equipment & Instruments	–	884,711	–	884,711
Electronic Manufacturing Services	–	6,106,744	4,862,627	10,969,371
Environmental & Facilities Services	–	3,944,515	2,698,646	6,643,161
Food Distributors	–	4,816,345	–	4,816,345
Health Care Equipment	–	6,045,164	–	6,045,164
Health Care Facilities	–	5,019,200	6,851,168	11,870,368
Health Care Services	–	28,664,712	63,991,590	92,656,302
Health Care Supplies	–	3,760,636	–	3,760,636
Health Care Technology	–	11,419,762	9,658,821	21,078,583
Heavy Electrical Equipment	–	999,313	–	999,313
Highways & Railtracks	–	2,988,185	–	2,988,185
Home Furnishings	–	–	2,940,557	2,940,557
Home Improvement Retail	–	–	2,577,897	2,577,897
Hotels, Resorts & Cruise Lines	–	6,113,046	–	6,113,046
Household Products	–	–	1,808,998	1,808,998
Human Resource & Employment Services	–	–	4,159,606	4,159,606
Industrial Machinery	–	25,365,266	–	25,365,266
Insurance Brokers	–	6,986,414	12,219,350	19,205,764
Integrated Telecommunication Services	–	4,001,575	–	4,001,575
Interactive Media & Services	–	–	5,125,247	5,125,247
Internet & Direct Marketing Retail	–	5,013,525	10,939,921	15,953,446
Internet Services & Infrastructure	–	–	2,269,866	2,269,866
Investment Banking & Brokerage	–	5,009,140	–	5,009,140
IT Consulting & Other Services	–	9,836,241	16,315,623	26,151,864
Leisure Facilities	–	–	3,874,171	3,874,171
Leisure Products	–	4,777,324	–	4,777,324
Life Sciences Tools & Services	–	–	9,174,290	9,174,290
Managed Health Care	–	–	2,237,493	2,237,493
Metal & Glass Containers	–	7,557,857	5,014,575	12,572,432
Movies & Entertainment	–	6,665,023	–	6,665,023
Multi-Sector Holdings	–	–	2,921,569	2,921,569
Office Services & Supplies	–	2,970,659	–	2,970,659

Oil & Gas Storage & Transportation	–	–	4,746,398	4,746,398
Packaged Foods & Meats	–	5,034,044	–	5,034,044
Paper Packaging	–	1,003,000	10,702,986	11,705,986
Paper Products	–	–	4,805,493	4,805,493
Pharmaceuticals	–	9,058,323	13,899,383	22,957,706
Real Estate Services	–	2,128,612	7,164,235	9,292,847
Research & Consulting Services	–	11,042,505	6,647,856	17,690,361
Security & Alarm Services	–	–	4,560,776	4,560,776
Soft Drinks	–	2,967,522	–	2,967,522
Specialized Consumer Services	–	–	7,905,283	7,905,283
Specialized Finance	–	33,949,760	6,031,453	39,981,213
Specialty Chemicals	–	13,608,354	–	13,608,354
Systems Software	–	11,791,697	1,950,000	13,741,697
Technology Hardware, Storage & Peripherals	–	3,949,103	–	3,949,103
Textiles	–	2,087,951	1,785,201	3,873,152
Trading Companies & Distributors	–	855,036	5,903,001	6,758,037
Trucking	–	2,623,702	8,387,070	11,010,772
Water Utilities	–	–	4,249,312	4,249,312
Wireless Telecommunication Services	–	5,594,906	–	5,594,906
Total Senior Loans	–	439,454,934	343,836,942	783,291,876
Short-Term Investments
Investment Companies	59,666,193	–	–	59,666,193
Unfunded Commitments*	–	3,589	–	3,589
Total	$59,666,193	$491,142,093	$344,195,890	$895,004,176

Liabilities:
Unfunded Commitments*	–	–	(74,175)	(74,175)
Total	$59,666,193	$491,142,093	$344,121,715	$894,930,001

†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Unfunded commitments are presented at net unrealized appreciation (depreciation)
‡	Value determined using significant unobservable inputs.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Warrants	Senior Loans	Unfunded Commitments*	Total
Beginning Balance —market value	$635,682	$—	$346,636,800	$(144,360)	347,128,122
Purchases(1)	—	—	59,092,918	—	59,092,918
Sales (2)	—	—	(38,909,972)	—	(38,909,972)
Transfer In — Level 3	—	—	6,841,069	—	6,841,069
Transfer Out — Level 3	—	—	(28,676,742)	—	(28,676,742)
Accrued discounts/ (premiums)	—	—	892,846	—	892,846
Realized Gains (Losses)	—	—	42,423	—	42,423
Change in Unrealized Appreciation (Depreciation)	(282,052)	5,318	(2,082,400)	70,185	(2,288,949)
Ending Balance — market value	$353,630	5,318	$343,836,942	$(74,175)	$344,121,715
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(282,052)	5,318	$(2,008,397)	$37,909	$(2,247,222)

(1)	Purchases include all purchases of securities and securities received in corporate actions.

(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

* Unfunded commitments are presented at net unrealized appreciation (depreciation)

Investments were transferred into Level 3 during the period ended March 31, 2024 due to changes in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the increased incidence of stale prices, as assessed by the Adviser. Investments were transferred out of Level 3 during the period ended March 31, 2024 due to improvements in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the reduced incidence of stale prices, as assessed by the Adviser.

The following is a summary of the Fund’s valuation techniques and significant amounts of unobservable inputs used in the Fund’s Level 3 securities as of March 31, 2024:

Investment Type	Fair Value as of March 31, 2024	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs (a)
Warrants	$5,318	Model	Volatility	35% - 45% (40%)	Increase
Warrants total	5,318
Common Stocks	14	Market Comparable Companies	EBITDA Multiple	4.32x - 8.37X (8.26X)	Increase
	353,616	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
Common Stocks total	353,630
Senior Loans	210,696,626	Discounted Cash Flow (Income Approach)	Comparable Yield	9.72% - 25.20% (11.76%)	Decrease
	29,425,424	Liquidation	Collateral Value	$19.6 - $2,303.8 ($453.0)*	Increase
	3,769,341	Market Comparable Companies	EBITDA Multiple	4.32x - 24.54X (19.03X)	Increase
	99,945,551	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
Senior Loans total	$343,836,942
Total Investments	344,195,890
Unfunded Commitment	$(90,275)	Discounted Cash Flow (Income Approach)	Comparable Yield	9.72% - 25.20% (10.98%)	Decrease
	1,281	Market Comparable Companies	EBITDA Multiple	4.32x - 4.32X (4.32X)	Increase
	14,819	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
Unfunded Commitment total	$(74,175)
Note:

*Collateral values are presented in $ millions.

*Fair Value for unfunded commitments is unrealized appreciation/depreciation.

(a) This column represents the direction change in the fair value of level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determination.

c)	New Accounting Pronouncements — In March 2022, the FASB issued ASU 2022-02, “Financial Instruments Credit Losses (Topic 326)”, which isi ntended to address issues identified during the post implementation review of ASU 2016-3, “Financial Instruments Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendment, among other things, eliminates the accounting guidance for troubled debt restructurings by creditors in Subtopic 310-40, “Receivables Troubled Debt Restructurings by Creditors”, while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. The new guidance is effective for interim and annual periods beginning after December 15, 2022. There is no material impact to the consolidated financial statements and related disclosures.

In June 2022, FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. There is no material impact to the financial statements and related disclosures.

Note 3 — Securities and Other Investments

The Fund’s portfolio primarily consists of some combination of the following types of investments:

Syndicated Loans — Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank’s, or lead arranger’s, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not current on principal and are likely to default. In addition, syndicated loans held by the Fund may at times cease being current on principal and interest payments.

When all or a portion of a loan held by the Fund has not yet settled, the Fund does not accrue interest on such a loan until the settlement date at which point SOFR or Prime will be established.

Middle Market “Club” Loans — Middle market “club” loans are loans made to upper middle market companies that may not have access to traditional capital markets. Middle market “club” loans are distinct from customary direct lending loans described herein in that they are generally more liquid, often rated by a third party and funded by more than one lender, often a “club” of unaffiliated lenders. Middle market “club” loans held by the Fund will consist of first lien senior secured loans.

Direct Lending — The Fund may invest in sponsor-backed, first lien senior secured directly originated loans (including “unitranche” loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position) of middle- market U.S. companies. Direct lending middle market loans are generally illiquid, unrated and funded by one affiliated lender group.

Asset-Based Loans — Asset-based loans are loans that are secured by collateral consisting of inventory, accounts receivable, machinery/equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) where by the underlying loan will be underwritten by the value of the collateral. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

High Yield Bonds — The Fund may invest in high-yield bonds, which are securities rated below “Baa3” by Moody’s, or below “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings and unrated debt securities and other types of credit instruments of similar quality, commonly referred to as “junk bonds.” Such securities are predominately speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The ratings of S&P represent its opinion as to the credit quality of the securities it undertakes to rate. It should be emphasized, however, the ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Fund depends on credit analysis to identify investment opportunities.

Derivative Transactions — Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions (as defined below). Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board. Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, the Fund relies on the Limited Derivatives User Exception.

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be- announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Note 4 — Unfunded Commitment/Delayed Draw Loan Commitment

As of March 31, 2024, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

			Net Unrealized
			Appreciaton
Loan	Principal Amount	Value	(Depreciation)
A&A Global Imports, LLC, New Revolving Loan - First Lien	$22,609	$22,609	$1,281
Acumera,Inc., Revolving Loan - First Lien	156,105	156,105	2,341
Air Conditioning Specialist,Inc., Delayed Draw Term Loan - First Lien	77,206	76,627	(193)
Air Conditioning Specialist,Inc., Revolving Loan - First Lien	172,426	171,133	1,293
Alpine SG, LLC (ASG), Revolving Credit Loan - First Lien	105,232	103,653	-
Alpine X, Revolving Loan - First Lien	91,314	90,401	913
Alpine X, Second Amendment Incremental Revolving Loan - First Lien	42,857	42,429	750
Apella Capital LLC, Delayed Draw Term Loan - First Lien	250,000	245,312	(2,500)
Apella Capital LLC, Revolving Loan - First Lien	50,000	49,062	-
Apex Analytix,Inc. (Montana Buyer,Inc.), Revolving Credit Loan - First Lien	260,870	255,652	-
AppHub LLC, Delayed Draw Tem Loan - First Lien	767,201	767,201	3,836
AppHub LLC, Revolving Credit Loan - First Lien	103,013	103,013	1,545
Aramsco,Inc., Delayed Draw Term Loan - First Lien	148,515	149,134	3,589
Bandon Fitness Texas,Inc., Delayed Draw Term Loan - First Lien	427,149	418,606	(6,217)
Bandon Fitness Texas,Inc., Revolving Loan - First Lien	96,572	94,641	(483)
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien	331,251	327,110	828
Boston Clinical Trials LLC (Alcanza Clinical Research), Revolving Credit Loan - First Lien	56,250	55,406	(310)
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan - First Lien	240,824	240,824	1,205
CC Amulet Management, LLC (Children's Choice), Revolving Loan - First Lien	1,057	1,046	5
Community Based Care Acquisition,Inc., Delayed Draw Tranche B Term Loan - First Lien	641,364	641,364	12,828
Community Based Care Acquisition,Inc., Delayed Draw Tranche C Term Loan - First Li	2,000,000	2,000,000	20,000
Community Based Care Acquisition,Inc., Revolving Credit Loan - First Lien	321,951	320,341	4,829
ConvenientMD (CMD Intermediate Holdings,Inc.), Revolving Loan - First Lien	10,000	9,200	(650)
Danforth Buyer,Inc., Revolving Credit Loan - First Lien	208,333	208,333	3,125
Elevate HD Parent,Inc., Delayed Draw Term Loan B - First Lien	1,733,333	1,711,667	(10,833)
Elevate HD Parent,Inc., Revolving Loan - First Lien	650,000	641,875	4,063
Eliassen Group, LLC, 2022 Delayed Draw Term Loan - First Lien	380,556	376,750	(2,854)
Endo1 Partners, LLC, Seventh Amendment DDTL - First Lien	57,143	56,286	(44)
Enverus Holdings,Inc., Class A Revolving Credit Loan - First Lien	292,793	292,061	3,660
Enverus Holdings,Inc., Delayed Draw Term Loan - First Lien	192,407	191,926	2,405
First Steps Recovery Acquisition, LLC (True North Detox), Delayed Draw Term Loan - First Lien	743,243	732,095	(7,432)
First Steps Recovery Acquisition, LLC (True North Detox), Revolver - First Lien	743,243	732,095	-
Houseworks Holdings, Revolving Loan - First Lien	267,042	259,031	-
Houseworks Holdings, Third Amendment Delayed Draw Term Loan - First Lien	1,205,620	1,169,452	(9,042)
iLending LLC, Revolving Loan - First Lien	35,036	28,992	(5,518)
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan - First Lien	11,366	11,195	(115)
In Vitro Sciences, LLC (New IVS Holdings, LLC), Revolving Loan - First Lien	284,145	279,883	-
Inflexionpoint LLC (fka Automated Control Concepts), Revolving Credit Loan - First Lien	416,667	410,417	-
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer,Inc.), Revolving Loan - First Lien	268,373	265,019	2,013
LMSI Buyer, LLC, Revolving Credit Loan - First Lien	167,364	154,812	(11,715)
Mammoth Holdings, LLC, Delayed Draw Term Loan - First Lien	909,091	890,909	(9,091)
Mammoth Holdings, LLC,Initial Revolving Credit Loan - First Lien	227,273	222,727	-
Medrina, LLC, Primary DDTL - First Lien	1,160,000	1,138,250	(14,500)
Medrina, LLC, Revolving Loan - First Lien	828,571	813,036	-
Newcleus, LLC, Revolving Loan - First Lien	34,803	31,497	(2,784)
Oak Point Partners, LLC, Revolving Loan - First Lien	292,659	289,732	1,463
Parts Town (PT Intermediate Holdings III LLC), 2023 Incremental Delayed Draw Term Loan - First Lien	500,250	505,252	8,754
Point Quest Acquisition, LLC, Revolving Credit Loan - First Lien	366,971	366,971	6,880
Project Cloud Holdings, LLC (AgroFresh Inc.),Incremental Revolver - First Lien	299,405	293,417	749
RL James,Inc. (HH Restore Acquisition,Inc.), Delayed Draw Term Loan - First Lien	900,831	883,940	-
RL James,Inc. (HH Restore Acquisition,Inc.), Revolving Loan - First Lien	450,415	441,970	-
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Delayed Draw Term Loan - First Lien	1,035,197	1,017,728	(8,734)
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Revolving Credit Loan - First Lien	517,598	508,864	-
R-Pac International Corp. (Project Radio),Initial Revolving Loan - First Lien	516,169	495,522	(10,405)
Sapio Sciences, LLC (Jarvis Bidco), Revolving Credit Loan - First Lien	312,500	306,250	(1,563)
Sequoia Consulting Group, LLC, Revolving Loan - First Lien	695,151	662,131	(21,805)
SR Landscaping, LLC, Delayed Draw Term Loan - First Lien	891,822	878,445	(8,918)
SR Landscaping, LLC, Revolving Loan - First Lien	400,598	394,589	-
SuperHero Fire Protection, LLC, Revolving Loan -	4,797	4,797	72
Technology Partners, LLC (Imagine Software), Revolving Credit Loan - First Lien	373,405	371,538	5,601
The Mutual Group, LLC, Revolving Loan - First Lien	649,351	639,610	-
TMA Buyer, LLC, Revolving Credit Loan - First Lien	153,986	142,822	(8,854)
Tricor, LLC, Revolving Loan - First Lien	173,077	172,212	1,731
Triple Crown Consulting, Senior Secured Revolver - First Lien	217,391	209,783	(3,532)
TriStrux, LLC, Revolving Loan - First Lien	32,175	28,957	(2,735)
Visante Acquisition, LLC, Revolving Credit Loan - First Lien	497,703	490,237	-
Waste Resource Management Inc., Delayed Draw Term Loan - First Lien	1,551,806	1,528,529	(15,518)
Waste Resource Management Inc., Revolving Credit Loan - First Lien	527,614	519,700	-
	$28,551,039	$28,112,173	$(70,586)

Delayed draw loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policy.